                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) ALABAMA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 106.4%
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AIRPORT & PORT REVENUE - 2.5%
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Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2008 (c)                                 $  1,000,000          $  1,039,660
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Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)                                      1,000,000             1,043,080
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                                                                                                                     $  2,082,740
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.6%
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                                 $  1,000,000          $  1,029,690
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                                      650,000               666,945
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Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                             1,030,000             1,078,863
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Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                                   1,500,000             1,561,725
---------------------------------------------------------------------------------------------------------------------------------
Homewood, AL, Refunding Capital Warrants, "A", FSA, 0%, 2036                                      3,000,000               687,030
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Hoover, AL, "B", 6%, 2010 (c)                                                                       500,000               528,725
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Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                          750,000               802,252
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Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                            1,750,000             1,809,570
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Mobile County, AL, 6%, 2009 (c)                                                                   1,345,000             1,400,925
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Morgan County, AL, Warrants, AMBAC, 5%, 2028                                                      1,380,000             1,420,448
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Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                    1,000,000             1,044,410
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                                                                                                                     $ 12,030,583
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GENERAL OBLIGATIONS - IMPROVEMENT - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                               $  1,000,000          $  1,058,350
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Birmingham, AL, "A" , AMBAC, 4.5%, 2032                                                           2,000,000             1,915,200
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Birmingham, AL, "B", 5.75%, 2009 (c)                                                                180,000               187,825
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Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                        1,005,000             1,040,758
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Puerto Rico Municipal Finance Agency, "A", FSA, 5.5%, 2009 (c)(u)                                 1,000,000             1,043,400
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                                                                                                                     $  5,245,533
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GENERAL OBLIGATIONS - SCHOOLS - 5.8%
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Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                               $  2,015,000          $  2,118,934
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Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                                           1,500,000             1,599,195
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Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)                                                          1,000,000             1,050,410
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                                                                                                                     $  4,768,539
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HEALTHCARE REVENUE - HOSPITALS - 15.1%
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Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit),
"C-2", 5%, 2036                                                                                $    750,000          $    755,535
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Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM,
AMBAC, 5%, 2025 (c)                                                                               1,500,000             1,505,175
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Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.), "A", 5.75%, 2036                                                          500,000               515,720
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Birmingham Medical Center, East Alabama, Special Health Care Facilities, Eastern
Health Systems, "B", 5%, 2018                                                                       500,000               496,245
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Birmingham, AL, Baptist Health Systems, "A" (Baptist Medical Center), 5.625%, 2015                  300,000               313,431
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Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
Systems, Inc.), "A", 5%, 2030                                                                       200,000               199,168
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Health Care Authority For Baptist Health, "D", 5%, 2021                                             400,000               402,964
---------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)                                1,000,000             1,057,020
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                                      1,050,000             1,120,077
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Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                                   1,000,000             1,020,980
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Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza Coffee Memorial
Hospital), MBIA, 5.75%, 2008 (c)                                                                  1,000,000             1,018,750
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Lauderdale County & Florence, AL, Health Care Authority Rev., "A" (Coffee Health
Group), MBIA, 5.75%, 2014                                                                         1,000,000             1,042,180
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Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                                 1,065,000             1,104,469
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Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital &
Clinic), 5.25%, 2031                                                                                500,000               502,725
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", MBIA, 0% to 2007, 5% to 2014 (c)                                                           1,135,000             1,168,880
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Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier Memorial Hospital),
5.65%, 2022                                                                                         225,000               227,023
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                                                                                                                     $ 12,450,342
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INDUSTRIAL REVENUE - METALS - 0.6%
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Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030           $    500,000          $    522,340
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INDUSTRIAL REVENUE - OTHER - 0.5%
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Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                            $    400,000          $    418,600
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INDUSTRIAL REVENUE - PAPER - 3.8%
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Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.),
5.75%, 2028                                                                                    $    200,000          $    204,450
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Camden, AL, Industrial Development Board Exempt Rev., "B" (Weyerhaeuser),
6.375%, 2024                                                                                        500,000               536,125
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Mobile, AL, Industrial Development Board Improvement Rev., "A" (International Paper Co.),
6.35%, 2016                                                                                         650,000               677,703
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Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper Co.),
6.45%, 2019                                                                                         350,000               365,211
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Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco), 6.35%, 2035                    750,000               799,485
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Selma, AL, Industrial Development Board, "A" (International Paper Co.), 6.7%, 2018                  500,000               526,140
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                                                                                                                     $  3,109,114
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MISCELLANEOUS REVENUE - OTHER - 1.4%
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Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
Administrative Building), ETM, 12.5%, 2010 (c)                                                 $  1,025,000          $  1,140,230
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MULTI-FAMILY HOUSING REVENUE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA,
7.25%, 2023                                                                                    $  1,065,000          $  1,067,375
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev., "K"
(South Bay Apartments), FNMA, 5.875%, 2021                                                          960,000               995,654
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Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments), 8%, 2030 (d)                395,000                19,750
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                                                                                                                     $  2,082,779
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SINGLE FAMILY HOUSING - STATE - 0.8%
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Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, "B",
5.15%, 2019                                                                                    $     50,000          $     50,499
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022                                                   545,000               551,126
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program II, "B", 5.15%, 2019                                                           55,000                55,548
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                                                                                                                     $    657,173
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STATE & LOCAL AGENCIES - 9.0%
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Alabama Building Renovation Authority, AMBAC, 6%, 2014                                         $  1,515,000          $  1,606,324
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Alabama Building Renovation Finance Authority, FSA, 4.5%, 2031                                      500,000               476,595
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Alabama Public School & College, Capital Improvement, "A", 5%, 2019                                 500,000               513,625
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                            1,000,000             1,047,980
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                            1,035,000             1,084,659
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Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031                               500,000               516,645
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Puerto Rico Public Finance Corp., 5.375%, 2016 (u)                                                1,000,000             1,094,280
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Puerto Rico Public Finance Corp., "A", AMBAC, 5.375%, 2013 (u)                                    1,000,000             1,072,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,412,848
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TAX - OTHER - 1.2%
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Virgin Islands Public Finance Authority, "A", 5.5%, 2018                                       $  1,000,000          $  1,023,130
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TOBACCO - 0.6%
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Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $    435,000          $    450,308
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UNIVERSITIES - COLLEGES - 7.4%
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Alabama Board of Education Rev., Refunding & Improvement (Southern Union State
Community College), MBIA, 5%, 2022                                                             $  1,000,000          $  1,029,460
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Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee
University), ASSD GTY, 4.75%, 2026                                                                1,000,000             1,002,050
---------------------------------------------------------------------------------------------------------------------------------
Auburn University, General Fee Rev., AMBAC, 5%, 2029                                              1,000,000             1,028,760
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Mobile, AL, Spring Hill College, Educational Building Authority Rev., "A", 5.25%, 2034            1,360,000             1,420,044
---------------------------------------------------------------------------------------------------------------------------------
University of Alabama, General Rev., "A", MBIA, 5%, 2029                                          1,000,000             1,030,300
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University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                                 525,000               543,580
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                                                                                                                     $  6,054,194
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UTILITIES - MUNICIPAL OWNED - 16.6%
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Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                                $  1,000,000          $  1,034,570
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5%, 2018 (u)                                                    9,000,000             9,226,350
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., "A", AMBAC, 5.25%, 2013 (u)                                            1,000,000             1,035,390
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2012 (c)                                    875,000               932,837
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2010 (c)                        1,000,000             1,060,250
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Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                                    400,000               408,472
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,697,869
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UTILITIES - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025                                       $  1,000,000          $  1,034,330
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 16.3%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A", AMBAC, 6%, 2021            $    725,000          $    764,817
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C", AMBAC, 5.75%, 2018            1,000,000             1,054,810
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019                1,000,000             1,034,840
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2016            1,000,000             1,001,840
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2020            1,380,000             1,382,456
---------------------------------------------------------------------------------------------------------------------------------
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                          750,000               771,098
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                                       1,000,000             1,011,390
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", AMBAC, 4.375%, 2032                           1,000,000               939,170
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                                1,365,000             1,407,806
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FSA, 4.5%, 2035                                 500,000               472,130
---------------------------------------------------------------------------------------------------------------------------------
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2011 (c)                                    750,000               789,195
---------------------------------------------------------------------------------------------------------------------------------
Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)                                       2,650,000             2,728,520
---------------------------------------------------------------------------------------------------------------------------------
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                                      100,000               103,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,461,133
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  TOTAL MUNICIPAL BONDS                                                                                              $ 87,641,785
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FLOATING RATE DEMAND NOTES - 0.1%
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Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.63%, due 8/02/07                     $     75,000          $     75,000
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  TOTAL INVESTMENTS(k)                                                                                               $ 87,716,785
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OTHER ASSETS, LESS LIABILITIES - (6.5)%                                                                                (5,318,430)
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  NET ASSETS - 100.0%                                                                                                $ 82,398,355
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(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $87,641,785 and 99.91% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.


The following abbreviations are used in this report and are defined:

BMA        Bond Market Assn.
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
ASST GTY   Assured Guaranty Insurance Co.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ALABAMA MUNICIPAL BOND FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                    $78,853,521
                                                                                  ===========
Gross unrealized appreciation                                                     $ 3,040,404
Gross unrealized depreciation                                                        (690,580)
                                                                                  -----------
      Net unrealized appreciation (depreciation)                                  $ 2,349,824
                                                                                  ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07
                                                                                                        UNREALIZED
                        NOTIONAL                           CASH FLOWS           CASH FLOWS             APPRECIATION
EXPIRATION               AMOUNT    COUNTERPARTY            TO RECEIVE             TO PAY              (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07  USD          2,000,000  Merrill Lynch         7 day BMA              2.795% (fixed rate)       $   9,160
                                  Capital Services

1/09/18   USD          1,250,000  Merrill Lynch         5.771% (fixed rate)    3-Month LIBOR                 6,850
                                  Capital Services

11/28/19  USD          1,500,000  Goldman Sachs         5.5% (fixed rate)      3-Month LIBOR               (28,854)
                                  International

11/20/22  USD          1,000,000  Goldman Sachs         5.496% (fixed rate)    3-Month LIBOR               (27,428)
                                  International

7/11/27   USD          1,000,000  Citibank              3.94% (fixed rate)     7 day BMA                   (31,504)

11/21/27  USD          1,000,000  Morgan Stanley        5.542% (fixed rate)    3-Month LIBOR               (31,789)
                                  Capital Services, Inc.

1/09/28   USD          1,250,000  Citibank              5.902% (fixed rate)    3-Month LIBOR                11,935
                                                                                                         ---------
                                                                                                         $ (91,629)
                                                                                                         =========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) ARKANSAS MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                                   $  800,000    $    816,751
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", ETM, 0%, 2017 (c)                                                       $1,840,000    $  1,194,435
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, MBIA, 5.75%, 2010 (c)(u)                                                   6,000,000       6,308,580
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)                                                     2,500,000       2,648,000
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                       2,000,000       2,094,820
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                                    1,000,000       1,030,300
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025             2,000,000       2,199,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,475,395
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, 5.5%, 2009 (c)(u)                                                $6,500,000    $  6,782,100
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, "A", FSA, 5.5%, 2009 (c)(u)                                       1,470,000       1,533,798
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,315,898
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", ETM, 0%, 2012 (c)                                $1,200,000    $    979,127
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", ETM, 0%, 2013 (c)                                 1,000,000         781,890
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", ETM, 0%, 2014 (c)                                 1,150,000         860,728
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", ETM, 0%, 2015 (c)                                 1,100,000         787,644
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                                       1,000,000       1,028,920
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.4%, 2010 (c)                                              1,000,000       1,036,590
---------------------------------------------------------------------------------------------------------------------------------
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028                     1,380,000       1,429,804
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033                                         1,500,000       1,501,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,406,113
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)      $  500,000    $    539,835
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), "A",
MBIA, 5%, 2013                                                                                          4,050,000       4,133,066
---------------------------------------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024                            750,000         768,653
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026                                   1,000,000         993,840
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2009 (c)                          1,500,000       1,552,455
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                                750,000         782,895
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021      1,000,000       1,047,860
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009               400,000         421,000
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022               500,000         513,465
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), "A",
5.25%, 2021                                                                                             1,000,000       1,020,840
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                           1,000,000         995,510
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,769,419
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project), "B",
AMBAC, 5.375%, 2009 (c)                                                                                $1,315,000    $  1,378,199
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022     $  335,000    $    364,242
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), "A",
7.75%, 2025                                                                                            $  250,000    $    279,458
---------------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018                       750,000         748,665
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Improvement (International Paper Co.), "A", 5.55%, 2022                     250,000         253,040
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A", 6.7%, 2020                        300,000         317,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,598,863
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), "A",
GNMA, 5.45%, 2037                                                                                      $1,000,000    $  1,020,400
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., FGIC,
ETM, 7.4%, 2011 (c)                                                                                    $4,000,000    $  4,499,360
---------------------------------------------------------------------------------------------------------------------------------
Lonoke County, AR, Residential Housing Facilities Rev., "A-2", FNMA, 7.9%, 2011                            59,843          60,208
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "A", GNMA, 5.75%, 2034                                1,835,000       1,863,039
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                                   2,750,000       2,012,698
---------------------------------------------------------------------------------------------------------------------------------
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)            1,250,000       1,379,563
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,814,868
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "B",
GNMA, 5%, 2029                                                                                         $  185,000    $    186,587
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "B",
GNMA, 4.45%, 2034                                                                                         795,000         795,564
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "C",
GNMA, 5.35%, 2027                                                                                       1,560,000       1,577,956
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "C", 5.625%, 2035      1,695,000       1,778,665
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "D",
GNMA, 5.85%, 2024                                                                                         665,000         675,261
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "E",
GNMA, 5.4%, 2034                                                                                          700,000         714,077
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C", 5.3%, 2023               310,000         313,435
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "I", GNMA, 5.3%, 2033         345,000         347,770
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Rev., "B", GNMA, 4.85%, 2031                             950,000         925,034
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Rev., "B", GNMA, 5.25%, 2035                           2,420,000       2,466,004
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA, 5.125%, 2024              445,000         451,987
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)        1,000,000       1,160,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,392,960
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, "A",
AMBAC, 5%, 2040                                                                                        $2,500,000    $  2,563,700
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC)
"B", 5%, 2018                                                                                             175,000         178,304
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev. (Madison
Industrial),"B", AMBAC, 5.8%, 2020                                                                        500,000         508,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,250,349
---------------------------------------------------------------------------------------------------------------------------------
TAX-OTHER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015                              $2,790,000    $  3,176,164
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                           1,000,000       1,022,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,198,934
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project),
AMBAC, 0%, 2026                                                                                        $2,000,000    $    819,160
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project),
AMBAC, 0%, 2027                                                                                         1,940,000         753,671
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project),
AMBAC, 0%, 2036                                                                                         1,200,000         293,436
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project),
"N", AMBAC, 0%, 2030                                                                                    1,725,000         573,683
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                                 225,000         232,918
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                   290,000         301,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,974,253
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA, 5.875%, 2010 (c)            $2,000,000    $  2,131,740
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022                       500,000         520,180
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                             750,000         766,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,418,645
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 17.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028                           $  700,000    $    704,774
---------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), "B", 5%, 2035          1,000,000       1,007,250
---------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), FGIC, 5%, 2029                             1,820,000       1,863,880
---------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AMBAC, 4.5%, 2031                          1,190,000       1,117,886
---------------------------------------------------------------------------------------------------------------------------------
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University),
AMBAC, 5.35%, 2020                                                                                        500,000         518,690
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025                      1,525,000       1,574,669
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2026                 1,405,000       1,454,526
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2027                 1,000,000       1,034,620
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                 3,290,000       3,383,173
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027                3,155,000       3,238,955
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032                2,500,000       2,558,075
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), "A", AMBAC, 5%, 2030            1,000,000       1,036,050
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028                        2,000,000       2,070,920
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas Rev., "A", AMBAC, 5%, 2023                                               1,100,000       1,106,237
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                                 250,000         253,043
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                           1,145,000       1,163,881
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,086,629
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021                                    $1,240,000    $  1,278,614
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026                                  1,000,000       1,054,610
---------------------------------------------------------------------------------------------------------------------------------
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas Technical
University Project), "A", 6%, 2027                                                                        500,000         503,855
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                              500,000         509,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,346,664
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017             $  750,000    $    747,525
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.9%
---------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                                            $  470,000    $    481,111
---------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2036                                                             2,000,000       2,061,680
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                             1,275,000       1,322,596
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                             6,000,000       6,702,060
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2013 (c)                                       1,000,000       1,060,480
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, "TT", 5%, 2027                                                      470,000         483,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,111,707
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.6%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I", AMBAC, 5.65%, 2014             $   70,000    $     70,426
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)                                              1,000,000       1,038,850
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                               1,315,000       1,378,607
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019                        2,125,000       2,189,409
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021                        2,750,000       2,821,555
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., "A", FSA, 4.375%, 2033                                                     1,000,000         934,520
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                                         1,750,000       1,791,318
---------------------------------------------------------------------------------------------------------------------------------
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)                                         765,000         806,318
---------------------------------------------------------------------------------------------------------------------------------
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037                                                     1,000,000       1,026,760
---------------------------------------------------------------------------------------------------------------------------------
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038                                        1,000,000       1,006,820
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                       1,250,000       1,273,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,337,808
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                                                                $139,825,622
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
3.86%, due 7/02/07                                                                                     $  300,000    $    300,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
3.86%, due 7/02/07                                                                                        100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
"B-2", 3.86%, due 7/02/07                                                                                 100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical Center),
3.86%, due 7/02/07                                                                                        200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07                        200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A-4", 3.81%, due 7/02/07                                                                   200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev. Govenment Public Improvement III,
"A-2", 3.76%, due 7/05/07                                                                                 100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES                                                                                     $  1,200,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(k)                                                                                                 $141,025,622
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.2)%                                                                                (5,729,858)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $135,295,764
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $139,825,622 and 99.15% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA      Bond Market Assn.
ETM      Escrowed to Maturity
LIBOR    London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASST GTY  Asset Guaranty Insurance Co.
CIFG      CDC IXIS Financial Guaranty
FGIC      Financial Guaranty Insurance Co.
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ARKANSAS MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $128,184,976
                                                                              ============
Gross unrealized appreciation                                                 $  5,081,144
Gross unrealized depreciation                                                     (500,409)
                                                                              ------------
      Net unrealized appreciation (depreciation)                              $  4,580,735
                                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                     UNREALIZED
               NOTIONAL                                                   CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                   COUNTERPARTY                     TO RECEIVE               TO PAY          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07   USD   3,000,000  Merrill Lynch Capital Services                     7-Day BMA    2.795% (fixed rate)       $ 13,741
11/28/19   USD   1,000,000  Goldman Sachs International              5.500% (fixed rate)         3-Month LIBOR         (19,236)
11/21/27   USD   1,500,000  Morgan Stanley Capital Services, Inc.    5.542% (fixed rate)         3-Month LIBOR         (47,683)
 1/09/28   USD   1,500,000  Citibank                                 5.902% (fixed rate)         3-Month LIBOR          14,322
                                                                                                                      --------
                                                                                                                      $(38,856)
                                                                                                                      ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5.25%, 2018                                                   $ 3,500,000    $  3,631,880
---------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028                                         530,000         537,107
---------------------------------------------------------------------------------------------------------------------------------
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                                4,000,000       4,162,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,331,027
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                     $ 3,000,000    $  3,315,510
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)                                   6,600,000       7,288,842
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, FGIC, 5.25%, 2014 (u)                                                                 10,810,000      11,663,990
---------------------------------------------------------------------------------------------------------------------------------
State of California, 10%, 2007                                                                          1,055,000       1,069,643
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.125%, 2025                                                                       2,000,000       2,070,360
---------------------------------------------------------------------------------------------------------------------------------
State of California, 4.5%, 2027                                                                         5,000,000       4,776,900
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.25%, 2029                                                                        2,000,000       2,073,140
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7.2%, 2008                                                                  1,600,000       1,641,744
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 6.3%, 2010                                                                  3,000,000       3,215,340
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7%, 2010                                                                    2,000,000       2,189,320
---------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                             440,000         464,380
---------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                             200,000         211,082
---------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                           1,860,000       1,963,063
---------------------------------------------------------------------------------------------------------------------------------
State of California, Various Purposes, 4.75%, 2034                                                      3,130,000       3,115,758
---------------------------------------------------------------------------------------------------------------------------------
State of California, Various Purposes, "91", 5%, 2028                                                   3,000,000       3,078,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 48,137,312
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Citrus, CA, Community College District, Election of 2004, "B", MBIA, 4.75%, 2031                      $ 2,500,000    $  2,513,650
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 17.5%
---------------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                                          $ 1,500,000    $  1,544,235
---------------------------------------------------------------------------------------------------------------------------------
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                             1,885,000       1,946,658
---------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, Election of 2002, "B", FGIC, 5.5%, 2012 (c)                   2,270,000       2,474,028
---------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, FSA, 5%, 2021                                                 1,280,000       1,319,859
---------------------------------------------------------------------------------------------------------------------------------
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                                     1,185,000       1,258,375
---------------------------------------------------------------------------------------------------------------------------------
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                             1,000,000       1,030,980
---------------------------------------------------------------------------------------------------------------------------------
Chino Valley, CA, Unified School District, Election of 2002, "D", FGIC, 0%, 2025                        3,945,000       1,584,943
---------------------------------------------------------------------------------------------------------------------------------
Chino Valley, CA, Unified School District, Election of 2002, "D", FGIC, 0%, 2026                        4,415,000       1,680,261
---------------------------------------------------------------------------------------------------------------------------------
Coast Community College District, CA, Capital Appreciation, Election of 2002, "C", FSA, 0%, 2033        5,000,000       1,251,750
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                                        1,200,000       1,284,348
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2032                          1,000,000         279,060
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2033                          3,000,000         792,330
---------------------------------------------------------------------------------------------------------------------------------
Coronado, CA, Union School District, "A", 5.7%, 2020                                                    1,285,000       1,363,886
---------------------------------------------------------------------------------------------------------------------------------
Escondido, CA, Union School District, "A", FSA, 5%, 2012 (c)                                            1,000,000       1,050,620
---------------------------------------------------------------------------------------------------------------------------------
Folsom Cordova, CA, Union School District, Facilities Improvement, "A", MBIA, 0%, 2025                  1,505,000         632,476
---------------------------------------------------------------------------------------------------------------------------------
Gilroy Cauni School District, Election of 2002, "N", FGIC, 5%, 2027                                     1,190,000       1,234,673
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                               4,275,000       4,400,557
---------------------------------------------------------------------------------------------------------------------------------
Golden Valley, CA, Unified School District, Election of 1999, "D", FSA, 0%, 2031                        1,090,000         313,081
---------------------------------------------------------------------------------------------------------------------------------
Golden Valley, CA, Unified School District, Election of 1999, "D", FSA, 0%, 2032                        1,225,000         333,261
---------------------------------------------------------------------------------------------------------------------------------
Golden Valley, CA, Unified School District, Election of 1999, "D", FSA, 0%, 2033                        1,370,000         352,953
---------------------------------------------------------------------------------------------------------------------------------
Golden Valley, CA, Unified School District, Election of 1999, "D", FSA, 0%, 2034                        1,520,000         370,774
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, "B", 0%, 2023                2,285,000       1,072,008
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, "B", 0%, 2024                2,640,000       1,172,002
---------------------------------------------------------------------------------------------------------------------------------
Inglewood, CA, Union School District, "A", FGIC, 6%, 2009 (c)                                           1,695,000       1,792,785
---------------------------------------------------------------------------------------------------------------------------------
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010 (c)                                       1,035,000       1,111,932
---------------------------------------------------------------------------------------------------------------------------------
Live Oak, CA, School District, Santa Cruz County, Election of 2004, "A", MBIA, 5%, 2033                 1,410,000       1,462,057
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, FSA, 5.25%, 2013 (c)(u)                                        10,000,000      10,687,300
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, Election of 1997, "E", MBIA, 5.125%, 2012 (c)                   5,000,000       5,272,900
---------------------------------------------------------------------------------------------------------------------------------
Moreland, CA, School District, Election of 2002, "B", FGIC, 0%, 2028                                    1,440,000         525,658
---------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2014 (c)                      1,075,000       1,143,349
---------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2014 (c)                      1,715,000       1,824,040
---------------------------------------------------------------------------------------------------------------------------------
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2010 (c)                                            2,545,000       2,692,686
---------------------------------------------------------------------------------------------------------------------------------
Natomas Union School District, Election of 2002 "B", FGIC, 5%, 2028                                     1,430,000       1,477,662
---------------------------------------------------------------------------------------------------------------------------------
Oceanside, CA, Union School District, Election of 2000, "C", MBIA, 5.25%, 2032                          1,940,000       2,024,021
---------------------------------------------------------------------------------------------------------------------------------
Palomar, CA, Community College District, Election of 2006, "A", FSA, 4.5%, 2025                         1,000,000         977,160
---------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                    4,405,000       1,536,772
---------------------------------------------------------------------------------------------------------------------------------
Perris, CA, Union School District, "A", FGIC, 0%, 2027                                                  3,100,000       1,184,665
---------------------------------------------------------------------------------------------------------------------------------
San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                                              2,000,000       2,058,540
---------------------------------------------------------------------------------------------------------------------------------
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                                      960,000       1,080,192
---------------------------------------------------------------------------------------------------------------------------------
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                                2,210,000       2,327,881
---------------------------------------------------------------------------------------------------------------------------------
Santa Clarita, CA, Community College District, Capital Appreciation, Election of 2006,
MBIA, 0%, 2033                                                                                          5,625,000       1,505,475
---------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                           1,120,000       1,242,405
---------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                           1,210,000       1,342,241
---------------------------------------------------------------------------------------------------------------------------------
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, "B",
MBIA, 0%, 2039                                                                                          1,315,000         241,092
---------------------------------------------------------------------------------------------------------------------------------
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, "B",
MBIA, 0%, 2040                                                                                          1,400,000         242,662
---------------------------------------------------------------------------------------------------------------------------------
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2009 (c)                                       1,100,000       1,151,579
---------------------------------------------------------------------------------------------------------------------------------
Walnut Valley, CA, Union School District, Election of 2000, "E", FSA, 0%, 2028                          1,535,000         560,336
---------------------------------------------------------------------------------------------------------------------------------
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021                        1,000,000       1,069,380
---------------------------------------------------------------------------------------------------------------------------------
Yuba, CA, Community College District, Captial Appreciation, Election of 2006, "B", AMBAC, 0%, 2033      5,485,000       1,490,604
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 76,768,492
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                                   $ 2,000,000    $  2,055,540
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Sutter Health), "A", 5%, 2042                    3,000,000       3,022,140
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Catholic Healthcare West, "G", 5.25%, 2023       2,000,000       2,068,480
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027            1,000,000       1,012,210
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Health Facilities
(Adventist Health Systems), "A", 5%, 2033                                                               1,750,000       1,747,375
---------------------------------------------------------------------------------------------------------------------------------
California Municipal Finance Authority, Certificates of Participation
(Community Hospitals, Central California), 5.25%, 2037                                                  2,000,000       2,016,380
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital),
"A", CHFC, 5%, 2018                                                                                     2,000,000       2,049,680
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Kaiser Permanente), "A", 5.5%, 2032        2,000,000       2,075,380
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Los Angeles Children's Hospital),
5.125%, 2019                                                                                            4,000,000       4,071,640
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5.125%, 2031                                                                                       2,000,000       1,947,420
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., ETM, CHFC, 0%, 2007 (c)                    3,645,000       3,634,830
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., ETM, CHFC, 0%, 2008 (c)                    6,345,000       6,087,583
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Health Facilities
(Memorial Health Services), "A", 6%, 2023                                                               1,500,000       1,617,285
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development, "B", 5.625%, 2042                                         4,000,000       4,173,560
---------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                       455,000         455,760
---------------------------------------------------------------------------------------------------------------------------------
Central California Joint Powers Health Financing (Community Hospitals of Central California),
5.625%, 2011 (c)                                                                                        1,000,000       1,068,100
---------------------------------------------------------------------------------------------------------------------------------
Kaweah Delta Health Care District Rev., 6%, 2012 (c)                                                    2,000,000       2,223,440
---------------------------------------------------------------------------------------------------------------------------------
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                               3,000,000       3,182,010
---------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest California Hospital District, "A", 5.85%, 2009 (c)                                           795,000         840,840
---------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest California Hospital District, "A", 5.85%, 2022                                               205,000         213,163
---------------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                                    500,000         498,245
---------------------------------------------------------------------------------------------------------------------------------
Washington Township, CA, Health Care Rev., 5%, 2018                                                     1,000,000       1,014,420
---------------------------------------------------------------------------------------------------------------------------------
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                                     2,000,000       2,087,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 49,162,581
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022         $ 1,000,000    $  1,027,650
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes),
4.875%, 2036                                                                                            1,000,000         973,300
---------------------------------------------------------------------------------------------------------------------------------
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                         1,000,000       1,068,360
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                       455,000         469,305
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,538,615
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)          $ 1,565,000    $  1,675,599
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                              $ 2,000,000    $  2,028,420
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A", 5.125%, 2031                                                             2,250,000       2,295,900
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A-2", 5.4%, 2025                                                             1,000,000       1,034,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,358,720
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, 4.7%, 2022                                                   $ 2,000,000    $  1,963,280
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022        960,000       1,043,798
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,007,078
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Hesperia, CA, Unified School District, Certificates of Participation (Capital Improvement Project),
AMBAC, 4.5%, 2035                                                                                     $ 2,460,000    $  2,322,609
---------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034                            1,000,000         995,960
---------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)                                          2,300,000       2,439,587
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,758,156
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025          $ 6,000,000    $  6,129,540
---------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                                3,000,000       3,054,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,184,350
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                                       $ 1,000,000    $  1,083,570
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., "A", 4.95%, 2036                                              $ 1,000,000    $    969,980
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                                    15,000          15,044
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., "A", GNMA, 5.75%, 2044                           2,000,000       2,114,260
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036                                 2,500,000       2,631,850
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program,
"B4", GNMA, 6.35%, 2029                                                                                    30,000          30,211
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)                                    1,020,000       1,066,094
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2023 (c)                                      2,000,000       2,545,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,372,719
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
California Department of Veterans Affairs Rev. "A", 4.6%, 2028                                        $ 2,320,000    $  2,170,105
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                                  $ 1,305,000    $    615,725
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                   3,780,000       1,245,132
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, "I", 4.75%, 2031                                 3,000,000       2,883,390
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, "N", FGIC, 5.05%, 2026                           2,480,000       2,495,326
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,239,573
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(West County Resource Recovery), "A", 5.125%, 2014                                                    $ 1,000,000    $  1,006,610
---------------------------------------------------------------------------------------------------------------------------------
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC,
5.75%, 2020                                                                                             2,100,000       2,203,404
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,210,014
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                                $ 2,820,000    $  3,075,520
---------------------------------------------------------------------------------------------------------------------------------
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                                        1,500,000       1,578,285
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,653,805
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 13.0%
---------------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)                         $   880,000    $  1,064,510
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources Power Supply Rev., "C", 5.25%, 2028                            2,500,000       2,591,550
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Corrections State Prison, "A", 7.4%, 2010       5,000,000       5,505,150
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board, Department of Justice, "D", 5.25%, 2020                                  1,565,000       1,622,983
---------------------------------------------------------------------------------------------------------------------------------
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                                          625,000         628,194
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
0% to 2010, 4.55% to 2022                                                                               3,000,000       2,590,110
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "A", 5%, 2045        5,500,000       5,550,105
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.5%, 2013 (c)                                                                                          7,000,000       7,547,190
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.625%, 2013 (c)                                                                                        5,000,000       5,423,400
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2010 (c)                           3,000,000       3,133,440
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                                          3,000,000       3,141,570
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "A", AMBAC, 5%, 2042                                       3,735,000       3,848,768
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                                           4,020,000       4,191,332
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)                      1,635,000       1,725,841
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects, "A",
FSA, 5%, 2012 (c)                                                                                       2,000,000       2,107,220
---------------------------------------------------------------------------------------------------------------------------------
Salinas, CA, COP, Capital Improvement Projects, "A", 5.7%, 2007 (c)                                     2,200,000       2,254,186
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033                        3,930,000       4,061,459
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 56,987,008
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1,
AMBAC, 5.8%, 2020                                                                                     $ 3,500,000     $ 3,592,050
---------------------------------------------------------------------------------------------------------------------------------
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel Community), 5.6%, 2017           1,455,000       1,487,068
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                           2,000,000       2,045,540
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                         1,600,000       1,647,104
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 8,771,762
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Camarillo, CA, Community Development (Camarillo Corridor Project), AMBAC, 4.5%, 2037                  $ 1,755,000     $ 1,663,424
---------------------------------------------------------------------------------------------------------------------------------
Camarillo, CA, Community Development (Camarillo Corridor Project), AMBAC, 4.5%, 2038                      985,000         931,347
---------------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area, 6.7%, 2007 (c)              555,000         568,115
---------------------------------------------------------------------------------------------------------------------------------
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment Project,
"A", 5.5%, 2027                                                                                         3,350,000       3,417,469
---------------------------------------------------------------------------------------------------------------------------------
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A", 6.2%, 2025                  2,000,000       2,038,600
---------------------------------------------------------------------------------------------------------------------------------
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1,
5.7%, 2020                                                                                              1,500,000       1,530,465
---------------------------------------------------------------------------------------------------------------------------------
Manteca, CA, Redevelopment Agency, Tax Allocation (Sub Amended Merged Project), XLCA, 4.5%, 2042        2,500,000       2,317,050
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B", 5.3%, 2022                1,590,000       1,591,383
---------------------------------------------------------------------------------------------------------------------------------
Norco, CA, Special Tax Community Facilities (District No. 2001), "N", AMBAC, 4.75%, 2026                1,700,000       1,712,461
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita),
"A", 5.55%, 2017                                                                                        1,000,000       1,010,430
---------------------------------------------------------------------------------------------------------------------------------
Pittsburg, CA, Redevelopment Agency, Tax Allocation (Los Medanos Community), "C", AMBAC, 4.5%, 2034     2,550,000       2,408,577
---------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010               715,000         744,858
---------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015              775,000         809,271
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Jurupa Valley, Tax Allocation, MBIA, 4.75%, 2035      3,000,000       3,010,920
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037                   3,000,000       3,060,000
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation (Jurupa Valley Redevelopment Project),
MBIA, 4.5%, 2031                                                                                        5,000,000       4,780,600
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037                         2,000,000       2,040,000
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B", AMBAC, 5.3%, 2020               1,250,000       1,307,550
---------------------------------------------------------------------------------------------------------------------------------
Temecula, CA, Redevelopment Agency, Tax Allocation, "A", MBIA, 4.5%, 2038                               2,000,000       1,879,020
---------------------------------------------------------------------------------------------------------------------------------
Temecula, CA, Redevelopment Agency, Tax Allocation, "A", MBIA, 4.5%, 2036                               1,000,000         941,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,762,810
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                              $ 3,930,000    $    896,669
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County,
"A", 0% to 2010, 5.65% to 2041                                                                          2,500,000       2,166,500
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                              2,000,000         138,080
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                              2,000,000          74,020
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", 6.25%, 2013 (c)         2,935,000       3,192,018
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"A-1", 5.125%, 2047                                                                                    10,000,000       9,697,700
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2013 (c)              2,645,000       3,024,108
---------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2036                                                                      5,000,000       1,022,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,211,195
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital Appreciation, "A",
7.1%, 2010 (c)                                                                                        $ 2,500,000    $  2,740,300
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Cabrillo, CA, Community College District Capital Appreciation, "A", MBIA, 0%, 2028                    $ 1,000,000    $    365,040
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036                       1,150,000       1,152,518
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Fresno Pacific University), "A",  6.75%, 2019         2,000,000       2,130,620
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017             2,100,000       2,106,153
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029                   2,500,000       2,528,575
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Pomona College), "B", 5.875%, 2009 (c)                2,000,000       2,100,460
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Santa Clara University), "A", MBIA, 5%, 2027          1,340,000       1,373,487
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017                 685,000         699,611
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026               1,315,000       1,330,925
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029                1,500,000       1,513,575
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects, "B",
6.625%, 2020                                                                                            1,000,000       1,078,230
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033                          1,000,000       1,080,520
---------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Capital Appreciation, "C", AMBAC, 0%, 2036                   5,000,000       1,167,300
---------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, "B",
AMBAC, 0%, 2027                                                                                         5,000,000       1,859,150
---------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, "A", AMBAC, 4.5%, 2031                                5,000,000       4,759,650
---------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B", FGIC, 0%, 2025                 1,500,000         641,025
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023                          1,450,000       1,459,280
---------------------------------------------------------------------------------------------------------------------------------
San Mateo County, CA (Community College District, 2005 Election), "A", MBIA, 0%, 2026                   3,000,000       1,204,740
---------------------------------------------------------------------------------------------------------------------------------
Santa Monica, CA (Community College District, 2002 Election), "C", MBIA, 0%, 2027                       2,000,000         729,240
---------------------------------------------------------------------------------------------------------------------------------
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2010 (c)                          1,840,000       1,919,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,200,084
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Lancer Educational
Student Housing Project), 5.625%, 2033                                                                $ 2,000,000    $  2,007,640
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                        $ 1,000,000    $  1,151,390
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Aspire Public Schools
(Oakland Project), "A", 7.25%, 2031                                                                       960,000         983,184
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, 5.7%, 2018                                                                        1,900,000       1,954,416
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,088,990
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific
Gas & Electric Co.), MBIA, 5.35%, 2016                                                                $ 3,500,000    $  3,681,265
---------------------------------------------------------------------------------------------------------------------------------
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), "B", 5%, 2027                             2,500,000       2,530,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,211,515
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                              $ 1,420,000    $  1,500,443
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                                1,160,000       1,225,714
---------------------------------------------------------------------------------------------------------------------------------
Northern California Power Agency Public Power Rev., 5.85%, 2010                                           880,000         919,125
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                                   800,000         823,760
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                                   250,000         246,725
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                                          1,000,000         994,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,710,417
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev., "X", FGIC, 5%, 2029            $ 2,000,000    $  2,060,980
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., 7%, 2012                                  1,090,000       1,246,350
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)                           405,000         464,365
---------------------------------------------------------------------------------------------------------------------------------
Castaic Lake Water Agency, California Rev., Water Systems Improvement Project, AMBAC,
5.125%, 2009 (c)                                                                                        1,725,000       1,788,842
---------------------------------------------------------------------------------------------------------------------------------
Culver City, CA, Wastewater Facilities Rev., "A", FGIC, 5.6%, 2019                                      1,000,000       1,054,230
---------------------------------------------------------------------------------------------------------------------------------
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)                          1,065,000       1,153,235
---------------------------------------------------------------------------------------------------------------------------------
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining &
Improvement Project), "1", FSA, 5%, 2037                                                                2,000,000       2,053,720
---------------------------------------------------------------------------------------------------------------------------------
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                                     4,875,000       4,986,442
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Wastewater Rev. "A", FSA, 4.25%, 2031                                                      1,575,000       1,455,631
---------------------------------------------------------------------------------------------------------------------------------
Napa, CA, Water Rev., AMBAC, 4.375%, 2027                                                               2,000,000       1,889,500
---------------------------------------------------------------------------------------------------------------------------------
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining &
Improvement Project), XCLA, 5%, 2034                                                                    2,000,000       2,050,080
---------------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)                                  10,000,000      11,133,300
---------------------------------------------------------------------------------------------------------------------------------
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032        2,750,000       2,817,347
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 34,154,022
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $451,011,109
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.55%, due 7/05/07                         $   300,000    $    300,000
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "C-2", 3.7%, due 7/05/07                   1,000,000       1,000,000
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Health System), "B",
3.81%, due 7/02/07                                                                                        400,000         400,000
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Health System), "C",
3.81%, due 7/02/07                                                                                      1,000,000       1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, 3.71%, due 7/02/07                                                                     100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  2,800,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $453,811,109
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.3)%                                                                               (16,027,915)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $437,783,194
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $451, 011,109 and 99.38% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP      Certificate of Participation
ETM      Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
CHFC      California Health Facilities Construction Program
FGIC      Financial Guaranty Insurance Co.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CALIFORNIA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $420,455,166
                                                                                ============
Gross unrealized appreciation                                                   $ 14,794,493
Gross unrealized depreciation                                                     (2,933,111)
                                                                                ------------
      Net unrealized appreciation (depreciation)                                $ 11,861,382
                                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                     UNREALIZED
               NOTIONAL                                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                   COUNTERPARTY         TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07   USD   9,000,000  Merrill Lynch Capital Services    7-Day BMA     2.795% (fixed rate)       $ 41,223
10/17/17   USD   4,000,000  Citibank                          7-Day BMA     3.714% (fixed rate)         88,799
11/07/17   USD   4,000,000  Citibank                          7-Day BMA     3.694% (fixed rate)         95,830
 8/22/19   USD   3,000,000  Goldman Sachs International       7-Day BMA     3.726% (fixed rate)         82,205
 7/23/22   USD   3,000,000  Merrill Lynch Capital Services    7-Day BMA     3.889% (fixed rate)         70,121
                                                                                                      --------
                                                                                                      $378,178
                                                                                                      ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) FLORIDA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 107.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                                $  1,000,000          $  1,027,150
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                              1,000,000             1,055,160
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                        500,000               509,770
---------------------------------------------------------------------------------------------------------------------------------
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                                500,000               511,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,103,705
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2019 (u)                         $  2,000,000          $  2,102,860
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),
"A", AMBAC, 5.5%, 2010 (c)                                                                        1,400,000             1,469,412
---------------------------------------------------------------------------------------------------------------------------------
Florida Department of Transportation, 5%, 2017 (u)                                                6,000,000             6,158,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,731,212
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                              $    400,000          $    513,368
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                          2,600,000             3,054,740
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Public Education, "J", 5%, 2032                                       1,000,000             1,025,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,593,878
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.6%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Health Facilities Rev. (Health First, Inc.), 5%, 2034                      $    500,000          $    499,960
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023                                                                                         465,000               496,011
---------------------------------------------------------------------------------------------------------------------------------
Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South
Florida), FSA, 5%, 2014 (c)                                                                         535,000               565,431
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2011 (c)                                     250,000               269,480
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority Rev. (University
Community Hospital), MBIA, 6.5%, 2019                                                             1,000,000             1,174,720
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), "A", 6.375%, 2031                                                       500,000               532,725
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), "A", 5.25%, 2032                     1,000,000             1,032,100
---------------------------------------------------------------------------------------------------------------------------------
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%, 2012 (c)            1,000,000             1,077,760
---------------------------------------------------------------------------------------------------------------------------------
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                          750,000               767,370
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., 5.5%, 2009 (c)                                           480,000               501,000
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., 5.5%, 2014                                                20,000                20,547
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022                                   500,000               539,300
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center),
"A", 5.75%, 2012 (c)                                                                                500,000               543,590
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A",
6.7%, 2019                                                                                          250,000               270,300
---------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL (Public Facilities Jackson Health Systems), "A", MBIA, 5%, 2029             1,000,000             1,024,220
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024            500,000               537,155
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
Healthcare), 5.75%, 2012 (c)                                                                      1,000,000             1,082,250
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2012 (c)                                                                    500,000               556,995
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care
System), 5.625%, 2032                                                                               500,000               512,125
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020              300,000               312,546
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical
Center), MBIA, 6.625%, 2013                                                                       1,000,000             1,002,320
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
5.375%, 2034                                                                                        500,000               509,455
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,827,360
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036                $    300,000          $    301,839
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026           250,000               253,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    554,874
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 8.875%, 2021                                                                      $    300,000          $    334,593
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), "A-7",
6.625%, 2033                                                                                   $    500,000          $    546,485
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                  200,000               215,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    762,185
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026          $    300,000          $    316,374
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                    $    130,000          $    133,531
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)           160,000               175,302
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                 500,000               515,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    824,283
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                 $    500,000          $    546,405
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project),
MBIA, 5.5%, 2020                                                                               $  1,000,000          $  1,037,660
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025             $    200,000          $    201,016
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                                     $    500,000          $    490,340
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), "D-1",
MBIA, 5.5%, 2010 (c)                                                                                500,000               531,495
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), "Q-
1", AMBAC, 5.1%, 2018                                                                             1,020,000             1,029,466
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments
Project, Phase II), FSA, 4.3%, 2012                                                                 110,000               110,490
---------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River
Development Corp.), 4.75%, 2026                                                                     200,000               198,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,360,061
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A", MBIA, 0%, 2032          $  2,000,000          $    552,300
---------------------------------------------------------------------------------------------------------------------------------
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023                                  1,000,000             1,030,880
---------------------------------------------------------------------------------------------------------------------------------
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                                     815,000               835,228
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second
Lien Area B), 5%, 2020                                                                              250,000               256,795
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,675,203
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev. "B", GNMA, 6.5%, 2022                       $     29,000          $     29,498
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-1",
GNMA, 7.2%, 2033                                                                                     30,000                30,118
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4",
GNMA, 7%, 2031                                                                                       25,000                24,936
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated),
Series 3, GNMA, 5.3%, 2028                                                                           55,000                56,095
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage),
"A-1", GNMA, 5.2%, 2031                                                                             420,000               422,944
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Authority Rev., "B", GNMA, 5.5%, 2022                        120,000               121,106
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-1",
GNMA, 5.5%, 2035                                                                                    555,000               573,149
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "B-1",
GNMA, 6.2%, 2031                                                                                    200,000               202,494
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., "A-1", GNMA, 4.85%, 2037                     1,000,000               963,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,423,740
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "1", GNMA, 4.8%, 2031                 $    990,000          $    958,468
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "4", FSA, 5.85%, 2031                       45,000                45,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,003,468
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                  $    200,000          $    205,420
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                    $  1,000,000          $  1,055,440
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2012 (c)                         1,950,000             2,071,797
---------------------------------------------------------------------------------------------------------------------------------
St. Augustine, FL, Capital Improvement Rev., AMBAC, 5%, 2029                                      1,000,000             1,029,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,157,147
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC, 5.25%, 2012 (c)          $  1,500,000          $  1,578,795
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                      130,000               135,143
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,713,938
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment (Master
Infrastructure Projects), "B", 5.1%, 2014                                                      $    200,000          $    196,710
---------------------------------------------------------------------------------------------------------------------------------
Ave Maria Stewardship Community, FL, "A", 5.125%, 2038                                              200,000               190,992
---------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                    165,000               161,335
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011              200,000               198,206
---------------------------------------------------------------------------------------------------------------------------------
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038                        200,000               192,184
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1",
4.875%, 2010                                                                                        250,000               246,037
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development District, FL, Special Assessment, "B",
6.25%, 2009                                                                                          60,000                60,331
---------------------------------------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, Special Assessment, "B", 5.125%, 2009                 110,000               109,692
---------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                    120,000               119,743
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022               90,000                91,995
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009                 45,000                44,819
---------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B",
5.3%, 2012                                                                                          200,000               199,078
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country
Club), "B-2", 5.125%, 2015                                                                          250,000               246,423
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "B", 5.375%, 2014                                                                         125,000               124,546
---------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                 200,000               192,334
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010             150,000               148,500
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment, "B",
5.625%, 2014                                                                                        100,000               100,519
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                 90,000                90,323
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                     95,000                95,149
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B",
5.25%, 2016                                                                                         245,000               243,275
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment, "A",
5.35%, 2036                                                                                         200,000               197,380
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                170,000               167,965
---------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B",
5.125%, 2012                                                                                        185,000               182,626
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,600,162
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, "A-1", 5.125%, 2047                                                                    $  1,000,000          $    969,770
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                                  250,000               266,070
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                 250,000               283,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,519,438
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020 (u)           $  5,000,000          $  5,581,800
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL, Transportation Improvement Rev., AMBAC, 5%, 2027                              500,000               514,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,096,330
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                          $    610,000          $    635,620
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020            1,185,000             1,235,884
---------------------------------------------------------------------------------------------------------------------------------
Florida Finance Authority, Capital Loan Projects Rev., "F", MBIA, 5.125%, 2021                    1,000,000             1,022,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,894,224
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School
Project), 6%, 2041                                                                             $    200,000          $    202,354
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033                         $    200,000          $    203,778
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                           $    250,000          $    257,678
---------------------------------------------------------------------------------------------------------------------------------
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                                 720,000               760,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,018,012
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 14.1%
---------------------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., Utility Rev., AMBAC, 5.5%, 2018                              $  1,125,000          $  1,187,201
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                               1,000,000             1,042,160
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                    2,000,000             2,063,280
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                                    1,500,000             1,533,750
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                             1,000,000             1,030,160
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                        1,000,000             1,026,800
---------------------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019                         940,000             1,043,250
---------------------------------------------------------------------------------------------------------------------------------
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024                     1,000,000             1,030,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,957,311
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $ 75,864,131
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.6%, due 7/2/07                                                                               $    300,000          $    300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $ 76,164,131
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (8.0)%                                                                                (5,653,822)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 70,510,309
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $75,864,131 and 99.61% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,302, representing 0.2% of net assets.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLORIDA MUNICIPAL BOND FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                       $67,447,398
                                                                                     ===========
Gross unrealized appreciation                                                        $ 2,512,612
Gross unrealized depreciation                                                           (301,829)
                                                                                     -----------
      Net unrealized appreciation (depreciation)                                     $ 2,210,783
                                                                                     ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                      UNREALIZED
                   NOTIONAL                                           CASH FLOWS               CASH FLOWS            APPRECIATION
EXPIRATION          AMOUNT          COUNTERPARTY                     TO RECEIVE                  TO PAY             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/1/07    USD    2,000,000   Merrill Lynch Capital Services          7 day BMA             2.795% (fixed rate)      $  9,160

12/12/17   USD    1,250,000   Merrill Lynch Capital Services          7 day BMA             4.054% (fixed rate)        (3,224)

11/28/19   USD    1,000,000   Goldman Sachs International             5.5% (fixed rate)     3 month LIBOR             (19,236)

9/26/22    USD    1,000,000   Goldman Sachs International             7 day BMA             3.807% (fixed rate)        31,694

11/21/27   USD    1,000,000   Morgan Stanley Capital Services, Inc.   5.542% (fixed rate)   3 month LIBOR             (31,789)
                                                                                                                     --------
                                                                                                                     $(13,395)
                                                                                                                     ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) GEORGIA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                             $    750,000          $    768,818
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                                  750,000               766,440
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                                  1,000,000             1,045,150
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                                         350,000               356,916
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,937,324
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park Improvement, "A", MBIA, 5%, 2030                             $    500,000          $    515,550
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA (Courthouse Detention Center), 5.625%, 2008 (c)                               1,000,000             1,030,180
---------------------------------------------------------------------------------------------------------------------------------
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities
Project), 5.5%, 2022                                                                              1,000,000             1,057,330
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,603,060
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Paulding County, GA (Courthouse Government Complex), FGIC, 5%, 2032                            $    500,000          $    520,440
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                                        1,000,000             1,053,270
---------------------------------------------------------------------------------------------------------------------------------
Suwanee, GA, MBIA, 5.25%, 2012 (c)                                                                  750,000               788,483
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,362,193
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024                        $    575,000          $    496,265
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                   750,000               801,555
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, School District, 6.375%, 2010                                                  1,535,000             1,595,372
---------------------------------------------------------------------------------------------------------------------------------
Paulding County, GA, School District, 4.75%, 2027                                                   750,000               757,448
---------------------------------------------------------------------------------------------------------------------------------
Wilkes County, GA, School District, 5%, 2024                                                      1,115,000             1,157,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,807,798
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2012 (c)                   $    500,000          $    535,595
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), "A",
6%, 2017                                                                                            350,000               368,890
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial
Health University), "A", 5.375%, 2026                                                               200,000               204,556
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
Anticipation Certificates, AMBAC, 5.25%, 2023                                                       750,000               794,603
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
5%, 2026                                                                                            350,000               346,553
---------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health
System, Inc.), 5.5%, 2011 (c)                                                                       500,000               526,560
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009                150,000               151,151
---------------------------------------------------------------------------------------------------------------------------------
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022              2,000,000             2,065,140
---------------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical
Center Project), AMBAC, 5.25%, 2027                                                                 500,000               522,380
---------------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical
Center Project), 5%, 2033                                                                           300,000               301,170
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,816,598
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034           $    150,000          $    155,945
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), "A",
5%, 2027                                                                                            150,000               147,029
---------------------------------------------------------------------------------------------------------------------------------
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project),
5.25%, 2037                                                                                         200,000               199,698
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    502,672
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia
Waste Management Project), "A", 5.5%, 2016                                                     $    500,000          $    523,820
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032            $    750,000          $    794,460
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                        160,000               173,966
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    968,426
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
James), 5.625%, 2018                                                                           $    150,000          $    150,387
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017                      1,000,000             1,097,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,247,977
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road
Apartments LP), FNMA, 5%, 2032                                                                 $    500,000          $    500,630
---------------------------------------------------------------------------------------------------------------------------------
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                          900,000               904,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,405,310
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                           $  1,000,000          $  1,003,430
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032                   590,000               603,576
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A-2", 4.85%, 2037                500,000               483,015
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "B", 5%, 2026                     250,000               250,670
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C-2", 5.1%, 2022                 750,000               755,948
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C-2", 4.55%, 2031                500,000               462,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,559,424
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA
(Public Purpose Project), AMBAC, 5.625%, 2010 (c)                                              $    335,000          $    354,236
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA,
(Public Purpose Project), AMBAC, 5.625%, 2020                                                       165,000               173,615
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project),
AMBAC, 5.9%, 2019                                                                                 1,000,000             1,065,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,592,861
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009 (c)                           $    500,000          $    533,215
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029                    400,000               412,208
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
6.25%, 2010 (c)                                                                                     755,000               810,221
---------------------------------------------------------------------------------------------------------------------------------
Gilmer County, GA, Building Authority Rev., Courthouse Project, "A", XLCA, 5%, 2029                 500,000               516,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,272,124
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                             $  1,000,000          $  1,027,290
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                $    150,000          $    154,256
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                   150,000               150,605
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    304,861
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $    350,000          $    362,317
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2016 (c)            $    610,000          $    674,148
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.7%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                      $    980,000          $  1,061,654
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding),
"A", 5%, 2031                                                                                       265,000               270,902
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), "A",
5.75%, 2017                                                                                       1,000,000             1,067,950
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Morehouse College), AMBAC, 4.5%, 2037                750,000               707,625
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2009 (c)                  1,000,000             1,051,140
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2010 (c)                  1,000,000             1,065,540
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer University), 5.75%, 2011 (c)                        500,000               542,225
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                                                                 385,000               393,971
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,161,007
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A", 6%, 2021      $    500,000          $    527,090
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Redevelopment Authority Educational Facilities Rev. (Riverside
Military Academy, Inc.), 5.125%, 2037                                                          $    200,000          $    200,666
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                         $  1,250,000          $  1,468,125
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012               1,000,000             1,106,220
---------------------------------------------------------------------------------------------------------------------------------
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                          350,000               367,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,942,335
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 31.4%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., FGIC, 5.5%, 2016 (u)                                     $  8,000,000          $  8,692,000
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                           500,000               512,220
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                                 1,000,000             1,050,240
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)                          1,000,000             1,070,850
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)                                      470,000               500,174
---------------------------------------------------------------------------------------------------------------------------------
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)                                                         500,000               531,325
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)                                      1,105,000             1,181,400
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                           100,000               108,596
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)                                2,150,000             2,335,729
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Water & Sewer Rev., FGIC, 5.625%, 2009 (c)                                       1,000,000             1,049,480
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                              1,000,000             1,069,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,101,924
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $ 60,901,225
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.53%, due 7/02/07           $    100,000          $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Rev., 3.57%, due 7/04/07                                       470,000               470,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    570,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $ 61,471,225
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.7)%                                                                                (3,841,878)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 57,629,347
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $60,901,225 and 99.07% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA        Bond Market Assn.
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
ASST GTY   Asset Guaranty Insurance Co.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GEORGIA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $ 54,748,556
                                                                              ============
Gross unrealized appreciation                                                 $  2,380,939
Gross unrealized depreciation                                                     (165,615)
                                                                              ------------
      Net unrealized appreciation (depreciation)                              $  2,215,324
                                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                UNREALIZED
                        NOTIONAL                                CASH FLOWS             CASH FLOWS              APPRECIATION
EXPIRATION               AMOUNT        COUNTERPARTY             TO RECEIVE               TO PAY               (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/1/07     USD         1,000,000     Merrill Lynch            7-Day BMA              2.795% (fixed rate)       $   4,580
                                      Capital Services

11/21/27    USD         500,000       Morgan Stanley           5.542% (fixed rate)    3-Month LIBOR               (15,894)
                                      Capital Services, Inc.

11/20/22    USD         500,000       Goldman Sachs            5.496% (fixed rate)    3-Month LIBOR               (13,714)
                                      International
                                                                                                                ---------
                                                                                                                $ (25,028)
                                                                                                                =========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) MARYLAND MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                     SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.7%
------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.8%
------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), "A",
AMBAC, 5%, 2027                                                                             $1,000,000      $  1,030,140
------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.1%
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                             $2,120,000      $  2,263,821
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                   1,000,000         1,068,440
------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)                                     2,000,000         2,072,820
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", 5.25%, 2026                                2,330,000         2,442,213
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  7,847,294
------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 14.7%
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                            $1,000,000      $    958,930
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                      1,750,000         1,785,578
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, 0%, 2007                                                         5,110,000         5,110,000
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2013 (c)               2,000,000         2,108,220
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)       80,000            83,375
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                                 2,000,000         2,086,800
------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027                   930,000           969,404
------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028                   980,000         1,020,856
------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029                 1,025,000         1,066,338
------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                   1,620,000         1,704,791
------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                   2,030,000         2,136,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $ 19,030,542
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.1%
------------------------------------------------------------------------------------------------------------------------
Baltimore County, MD, Rev. (Catholic Health Initiatives), "A", 4.5%, 2033                   $1,250,000      $  1,180,175
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Peninsula Regional Medical Center), 5%, 2036             1,000,000         1,000,710
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University Of Maryland
Medical System), "A", 5%, 2041                                                                 500,000           499,185
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5.75%, 2025                                                                             1,000,000         1,044,500
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
Systems), "A", FSA, 5%, 2023                                                                 1,000,000         1,030,300
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems),
5.5%, 2039                                                                                   1,000,000         1,042,350
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General
Hospital), 6%, 2037                                                                          1,000,000         1,048,610
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), "A",
6%, 2020                                                                                       245,000           260,766
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), "A",
ETM, 6%, 2020 (c)                                                                              755,000           804,656
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
Hospital), "A", 5%, 2029                                                                       750,000           745,050
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
Hospital), 5.125%, 2035                                                                      1,000,000         1,006,770
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital),
ETM, 5.7%, 2009 (c)                                                                          1,085,000         1,109,575
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital),
5%, 2021                                                                                       750,000           765,780
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical
Institutions), "A", 5%, 2037                                                                   750,000           768,067
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), "A",
5.125%, 2034                                                                                 1,000,000         1,007,880
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                     800,000           827,032
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital),
6.5%, 2010 (c)                                                                                 500,000           540,650
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), "A",
5.5%, 2016                                                                                   1,000,000         1,061,850
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil
County Issue), 5.625%, 2032                                                                  1,000,000         1,038,010
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil
County Issue), 5%, 2035                                                                        500,000           503,600
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical Systems), 6.625%, 2010 (c)                                                           1,000,000         1,071,040
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical Systems), "B", AMBAC, 5%, 2024                                                       1,000,000         1,031,810
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Upper Chesapeake
Hospital), "A", FSA, 5.5%, 2020                                                              2,000,000         2,034,180
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), ETM, AMBAC,
5%, 2027 (c)                                                                                 1,000,000         1,067,070
------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA,
7.873%, 2022 (p)                                                                             1,400,000         1,721,636
------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022           500,000           515,365
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $ 24,726,617
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.5%
------------------------------------------------------------------------------------------------------------------------
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), "A",
5.125%, 2036                                                                                $  400,000      $    403,740
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Retirement (Ref-Vantage House Facilities), "B", 5.25%, 2037                 300,000           301,224
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities (King Farm Presbyterian Community), "A",
5.3%, 2037                                                                                     300,000           301,998
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald), "A",
5.4%, 2037                                                                                     350,000           358,330
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge),
"A", 6%, 2013 (c)                                                                              150,000           165,781
------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034        400,000           417,436
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  1,948,509
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.2%
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011               $1,500,000      $  1,563,525
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco
Retrofit Project), 5%, 2012                                                                 $  690,000      $    695,934
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                $  375,000      $    407,734
------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority Economic Development (Baltimore Aquarium
Project), 5.2%, 2026                                                                        $1,000,000      $  1,032,740
------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.5%
------------------------------------------------------------------------------------------------------------------------
Harford County MD, Economic Development Rev. (Battelle Memorial Institute Project),
5.25%, 2034                                                                                 $1,600,000      $  1,657,680
------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031          300,000           296,649
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  1,954,329
------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 5.5%
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                                    $  320,000      $    319,779
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Multi-Family Rev. (Patuxent Square Apartments), FNMA, 4.75%, 2036         1,000,000           951,410
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration (Waters Landing II Apartments), "A", GNMA,
5.875%, 2033                                                                                 1,500,000         1,559,205
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5%, 2034                                   910,000           895,422
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.1%, 2044                                 970,000           955,702
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.05%, 2047                              1,000,000           989,810
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "B", 5%, 2039                                   500,000           494,910
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "D", 5%, 2032                                 1,000,000         1,001,020
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  7,167,258
------------------------------------------------------------------------------------------------------------------------
PARKING - 1.2%
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical
Institutions), AMBAC, 5%, 2034                                                              $1,500,000      $  1,545,450
------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.1%
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", 7.4%, 2032               $   30,000      $     30,045
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", GNMA, 5.6%, 2034             45,000            45,536
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $     75,581
------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.9%
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Housing, "A", 5.875%, 2016                    $1,155,000      $  1,166,169
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Residential, "B", 4.75%, 2019                    305,000           305,281
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "I", 6%, 2041                                   980,000         1,041,740
------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Department of Housing & Community
Development, "L", 4.95%, 2038                                                                1,000,000           978,170
------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Housing Opportunities Commision (Single Family Mortgage Rev.),
"B", 4.55%, 2026                                                                             1,505,000         1,416,371
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                                                                   175,000           171,547
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  5,079,278
------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 4.0%
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                            $  805,000      $  1,087,507
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                               385,000           520,112
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                               680,000           918,639
------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, "B", 8.15%, 2021                                                       450,000           624,798
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Rev., "B",
5%, 2031                                                                                     2,000,000         2,039,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  5,190,216
------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.5%
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009                $1,500,000      $  1,387,875
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                    3,040,000         3,326,611
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., "A", AMBAC, 5.375%, 2013 (u)                               1,000,000         1,072,740
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010 (c)            1,235,000         1,288,562
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  7,075,788
------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                               $1,000,000      $  1,022,770
------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                              1,000,000         1,029,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  2,052,210
------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.8%
------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029          $1,555,000      $  1,630,775
------------------------------------------------------------------------------------------------------------------------
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036              250,000           252,098
------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 2034           500,000           496,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  2,379,283
------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                   $  225,000      $    232,918
------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                        400,000           411,012
------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                    215,000           216,774
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    860,704
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
------------------------------------------------------------------------------------------------------------------------
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC,
5.25%, 2020                                                                                 $1,690,000      $  1,782,443
------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 13.3%
------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                   $  750,000      $    760,597
------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Economic Development (Community College Project),
5.25%, 2028                                                                                  1,600,000         1,674,608
------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), 5%, 2030       1,000,000           995,860
------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), "A",
5.7%, 2010 (c)                                                                                 850,000           894,540
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (College Of Art), 5%, 2030                                  750,000           755,865
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Loyola College), "A", 5%, 2040                           1,000,000         1,016,130
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College),
5.375%, 2025                                                                                   500,000           524,150
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
University), 5.625%, 2027                                                                    1,400,000         1,430,100
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
University), "A", 5%, 2032                                                                   2,000,000         2,034,400
------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Rev. Authority (College Arts Center Project), "A", 5%, 2027           1,950,000         2,012,263
------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                     1,500,000         1,636,860
------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", ETM, MBIA, 0%, 2008 (c)                          1,400,000         1,348,452
------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)        1,000,000         1,067,280
------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031              1,000,000         1,010,330
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $ 17,161,435
------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 5.5%
------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034        $1,000,000      $  1,017,660
------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (University of Maryland College Park Project),
AMBAC, 5%, 2019                                                                              1,810,000         1,866,019
------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019           1,000,000         1,043,550
------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
"A", 5.75%, 2029                                                                             1,000,000         1,033,060
------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland
College Park Projects), CIFG, 5%, 2033                                                       2,120,000         2,179,742
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  7,140,031
------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian
Academy), 5.5%, 2038                                                                        $  500,000      $    499,255
------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development Authority
Rev. (Our Lady of Good Council), "A", 6%, 2035                                                 400,000           421,892
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    921,147
------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.0%
------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                                           $3,360,000      $  3,475,248
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2013 (c)                            1,500,000         1,590,720
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.548%, 2008 (c)(n)(v)                1,400,000         1,480,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  6,546,118
------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.0%
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC, 5.125%, 2032              $1,000,000      $  1,035,320
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Refunding Wastewater Rev. Projects, "C", AMBAC, 4.5%, 2036                    2,000,000         1,927,820
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Rev., LEVRRS, MBIA, 7.27%, 2020 (p)                                           3,000,000         3,670,380
------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                               2,000,000         2,223,460
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                             155,000           166,535
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,023,515
------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS(k)                                                                                  $134,237,821
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.7)%                                                                       (4,835,441)
------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                       $129,402,380
------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $134,237,821 and 100% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,480,150, representing 1.14% of net assets.
(p) Primary inverse floater.
(v) Externally deposited inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
COP      Certificate of Participation
ETM      Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
CIFG     CDC IXIS Financial Guaranty
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------
LEVRRS   Leveraged Reverse Rate Security
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MARYLAND MUNICIPAL BOND FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $124,890,355
                                                                            ============
Gross unrealized appreciation                                               $  5,248,424
Gross unrealized depreciation                                                   (612,759)
                                                                            ------------
      Net unrealized appreciation (depreciation)                            $  4,635,665
                                                                            ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07
                                                                                                UNREALIZED
                   NOTIONAL                            CASH FLOWS           CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT         COUNTERPARTY        TO RECEIVE             TO PAY           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/1/07     USD    3,000,000       Merrill Lynch         7 Day BMA       2.795% (fixed rate)      $ 13,741
                                   Capital Services

9/26/22     USD    2,000,000       Goldman Sachs         7 Day BMA       3.807% (fixed rate)      $ 63,389
                                   International
                                                                                                  --------
                                                                                                  $ 77,130
                                                                                                  ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                                                $2,000,000    $  2,058,360
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                                  3,000,000       3,071,639
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6%, 2010 (c)                                                    1,000,000       1,058,189
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                                                1,460,000       1,549,234
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                     550,000         700,776
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,438,198
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010 (c)                                                                       $3,645,000    $  3,809,316
---------------------------------------------------------------------------------------------------------------------------------
Brookline, MA, 5.375%, 2019                                                                             1,800,000       1,874,880
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                                         2,500,000       2,746,250
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", ETM, FGIC, 7%, 2009 (c)                                               765,000         786,955
---------------------------------------------------------------------------------------------------------------------------------
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)                                       1,640,000       1,733,037
---------------------------------------------------------------------------------------------------------------------------------
Lynn, MA, AMBAC, 5.125%, 2018                                                                           3,690,000       3,801,586
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                                                      3,000,000       3,179,070
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "B", 5.75%, 2010 (c)                                                   1,000,000       1,050,600
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "C", 5.75%, 2010 (c)                                                   1,500,000       1,583,100
---------------------------------------------------------------------------------------------------------------------------------
Middleborough, MA, FGIC, 5.6%, 2010 (c)                                                                    75,000          78,739
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                          1,000,000       1,044,410
---------------------------------------------------------------------------------------------------------------------------------
Salisbury, MA, 5.25%, 2012 (c)                                                                          2,790,000       2,962,143
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2017                                                                            1,000,000       1,047,720
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2019                                                                            1,000,000       1,046,390
---------------------------------------------------------------------------------------------------------------------------------
Westford, MA, FGIC, 5.25%, 2020                                                                         2,250,000       2,330,460
---------------------------------------------------------------------------------------------------------------------------------
Weymouth, MA, MBIA, 5.375%, 2020                                                                        1,250,000       1,307,013
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,381,669
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transit Improvements, 6.2%, 2016 (u)                       $9,670,000    $ 10,796,168
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unrefunded Balance, "A", 5.75%, 2018                          320,000         336,086
---------------------------------------------------------------------------------------------------------------------------------
Maynard, MA, MBIA, 5.5%, 2021                                                                           1,000,000       1,073,950
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, FSA, 6.25%, 2009 (c)                                                                   1,600,000       1,697,264
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, "A", FSA, 6%, 2016                                                                       2,955,000       3,141,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,045,372
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                                  $2,165,000    $  2,176,280
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2015 (u)                                    2,730,000       2,942,885
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2016 (u)                                    2,860,000       3,097,437
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2018 (u)                                    3,130,000       3,404,438
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                             1,720,000       1,827,276
---------------------------------------------------------------------------------------------------------------------------------
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)                                        2,000,000       2,103,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,552,216
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), "C",
6.375%, 2016                                                                                           $   50,000    $     53,244
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), "F",
5.75%, 2033                                                                                             2,000,000       2,084,300
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), "E",
6.25%, 2031                                                                                             1,350,000       1,442,151
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012           500,000         539,345
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.25%, 2022           20,000          21,495
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue),
5.5%, 2012 (c)                                                                                          1,575,000       1,687,124
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems, Inc.),
6.5%, 2017                                                                                                 75,000          81,491
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems, Inc.),
6%, 2031                                                                                                1,000,000       1,065,180
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D", 5.25%, 2018        1,330,000       1,334,203
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital),
"D", 6.35%, 2012 (c)                                                                                      300,000         333,408
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional
Hospital), "C", 5.25%, 2018                                                                             1,500,000       1,498,725
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), "C", 5.5%, 2016           800,000         818,064
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital),
"H", FGIC, 5.375%, 2018                                                                                 1,000,000       1,056,980
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital),
"H", FGIC, 5.375%, 2019                                                                                   815,000         860,330
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital),
"H", FGIC, 5%, 2025                                                                                     1,135,000       1,159,970
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Newton Wellesley Hospital), "G",
MBIA, 6.125%, 2015                                                                                      1,000,000       1,021,910
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), "C",
6.625%, 2018                                                                                              475,000         480,938
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), "A",
MBIA, 5.375%, 2018                                                                                      2,000,000       2,022,660
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), "C",
5.75%, 2021                                                                                               100,000         106,371
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), "G",
5%, 2032                                                                                                2,000,000       2,021,940
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), "F",
5.625%, 2019                                                                                            2,000,000       2,074,580
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial
Hospital), "C", 6.5%, 2021                                                                              1,000,000       1,067,390
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial
Hospital), "D", 5%, 2033                                                                                  500,000         492,840
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical
Research), "A", 0%, 2010                                                                                5,300,000       4,656,209
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,980,848
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority Rev. (Alzheimer's Center Project),
FHA, 5.5%, 2012                                                                                        $   30,000    $     30,359
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., First Mortgage (Loomis Communities Project), "A",
6.9%, 2032                                                                                                530,000         575,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    605,489
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children),
"C", 6.1%, 2019                                                                                        $1,000,000    $  1,016,220
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016                                   $1,900,000    $  1,972,219
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways Project), "A",
MBIA, 5.625%, 2011                                                                                      1,140,000       1,154,603
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,126,822
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027                     $  750,000    $    781,508
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029                 1,000,000       1,051,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,833,268
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019           $1,675,000    $  1,729,019
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                            2,100,000       2,150,841
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022        595,000         646,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,526,798
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                                                 $  785,000    $    807,789
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2034                                                  1,365,000       1,401,405
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), "A", AMBAC,
5.375%, 2012 (c)                                                                                        3,000,000       3,194,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,403,534
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), "I-A", LOC, 5%, 2024     $1,185,000    $  1,180,864
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Morville House Apartments), "A", LOC, 4.95%, 2023        2,500,000       2,490,450
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "A", 5%, 2028                                                1,000,000         997,350
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                                                1,000,000         997,350
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                              720,000         729,785
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                                1,240,000       1,235,821
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                              1,565,000       1,562,668
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                              1,445,000       1,442,544
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A", AMBAC, 5.7%, 2020                      1,475,000       1,520,519
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "E", 4.5%, 2038                                                   1,990,000       1,869,884
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,027,235
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)               $  450,000    $    476,964
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)                  500,000         529,960
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)                  250,000         264,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,271,904
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)                              $1,500,000    $  1,571,700
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "102", 5%, 2029                      $1,500,000    $  1,488,090
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "118", 4.75%, 2030                    1,500,000       1,442,535
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "122", 4.85%, 2031                    2,000,000       1,946,880
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "128", 4.875%, 2038                   2,000,000       1,924,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,801,865
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 6.7%, 2014                                                                                        $  600,000    $    642,948
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.5%, 2013                                                                                            25,000          25,574
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.6%, 2019                                                                                         1,925,000       1,969,718
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,638,240
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015             $1,235,000    $  1,379,544
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                              $5,000,000    $  5,471,400
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project Rev., "2", AMBAC, 5.5%, 2010 (c)                1,400,000       1,469,524
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,940,924
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC, 5%, 2015               $   90,000    $     90,718
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue E", AMBAC, 5.3%, 2016        1,490,000       1,509,266
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue G", "A", MBIA,
6.05%, 2017                                                                                                45,000          45,883
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,645,867
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                          $2,950,000    $  3,017,172
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                         1,420,000       1,461,805
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,478,977
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Rev., 5.25%, 2010 (c)                                       $  370,000    $    383,857
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030                                              245,000         252,154
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    636,011
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                              $  650,000    $    672,874
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                   400,000         415,704
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                              2,000,000         138,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,226,658
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 20.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5.25%, 2023                          $1,000,000    $  1,044,220
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5%, 2043                              2,110,000       2,142,853
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                       1,500,000       1,766,235
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Curry College), "A", ACA, 5%, 2036                       3,000,000       2,990,730
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034                           1,000,000       1,040,760
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "B",
6.625%, 2010 (c)                                                                                           50,000          53,668
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "C", 5.75%, 2033     1,000,000       1,056,440
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021                     1,000,000       1,033,270
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033                    3,000,000       3,131,370
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.85%, 2009 (c)                     1,000,000       1,046,420
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)           1,115,000       1,234,673
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. Higher Education (Smith College), 5.5%, 2010 (c)          1,210,000       1,275,243
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), "K", 5.25%, 2023         4,350,000       4,355,351
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "D",
AMBAC, 6.05%, 2010 (c)                                                                                  1,745,000       1,873,938
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "F",
FGIC, 5%, 2013 (c)                                                                                        500,000         527,055
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester) ,"B",
FGIC, 5.125%, 2019                                                                                      1,005,000       1,043,059
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester), "B",
FGIC, 5.125%, 2011 (c)                                                                                    775,000         810,790
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), "A",
FGIC, 5.75%, 2010 (c)                                                                                   2,395,000       2,550,316
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), "A",
FGIC, 5.85%, 2010 (c)                                                                                   1,200,000       1,281,432
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), "C",
MBIA, 5.25%, 2031                                                                                       3,000,000       3,176,940
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), "D",
FGIC, 5%, 2029                                                                                          1,500,000       1,542,990
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033              1,000,000       1,025,460
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), "B",
MBIA, 5.5%, 2021                                                                                        3,275,000       3,412,517
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), "H", 5%, 2028          1,000,000       1,029,690
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilitites Authority Rev. (University of Massachusetts), "A",
FGIC, 5.625%, 2010 (c)                                                                                  2,170,000       2,302,544
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2009                 1,000,000         912,740
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2010                 1,000,000         874,880
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2011                   500,000         419,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 44,954,639
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031                      $2,260,000    $  2,063,493
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A", 5%, 2028                        1,000,000       1,028,540
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023                            500,000         520,975
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School), 6.5%, 2008 (c)            1,300,000       1,366,807
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019              1,000,000       1,030,640
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029              1,000,000       1,025,610
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027                              2,000,000       2,043,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,079,865
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016                  $  725,000    $    757,306
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, "5", 5.75%, 2017               $   25,000    $     26,142
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, "10", 5%, 2014 (c)                                         855,000         905,035
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, "10", 5%, 2029                                             160,000         164,990
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, "10", 5%, 2034                                             145,000         149,080
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, "A", 5%, 2012 (c)                                        1,435,000       1,500,924
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, "A", 5%, 2032                                               75,000          76,852
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, FGIC, 6.5%, 2019 (u)                                           8,020,000       9,365,034
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, Rev., "A", FGIC, 6%, 2010 (c)                         1,000,000       1,068,800
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, Rev., "J", FSA, 5%, 2023                                500,000         513,719
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, Water & Sewer Commission, General, Rev., "A", AMBAC, 5%, 2011 (c)                      1,000,000       1,050,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,821,126
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $228,142,295
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
3.86%, due 7/02/07                                                                                     $  600,000    $    600,000
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07                      700,000         700,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $229,442,295
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                               (12,296,535)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $217,145,760
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $228,142,295 and 99.43% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
ETM       Escrowed to Maturity
LIBOR     London Interbank Offered Rate
LOC       Letter of Credit

Insurers
-------------------------------------------------------------------------------
ACA       ACA Financial Guaranty Corp.
AMBAC     AMBAC Indemnity Corp.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FSA       Financial Security Assurance Inc.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $204,659,637
                                                                                ============
Gross unrealized appreciation                                                   $  9,489,874
Gross unrealized depreciation                                                       (467,615)
                                                                                ------------
      Net unrealized appreciation (depreciation)                                $  9,022,259
                                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                     UNREALIZED
               NOTIONAL                                                     CASH FLOWS            CASH FLOWS        APPRECIATION
EXPIRATION      AMOUNT                     COUNTERPARTY                     TO RECEIVE              TO PAY         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07   USD   5,000,000    Merrill Lynch Capital Services                     7-Day BMA   2.795% (fixed rate)      $  22,901
 7/11/27   USD   2,000,000    Citibank                                 3.940% (fixed rate)             7-Day BMA        (63,008)
11/21/27   USD   2,000,000    Morgan Stanley Capital Services, Inc.    5.542% (fixed rate)         3-Month LIBOR        (63,577)
 1/09/18   USD   2,250,000    Merrill Lynch Capital Services           5.771% (fixed rate)         3-Month LIBOR         12,330
11/28/19   USD   3,000,000    Goldman Sachs International              5.500% (fixed rate)         3-Month LIBOR        (57,708)
                                                                                                                      ---------
                                                                                                                      $(149,062)
                                                                                                                      =========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 102.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC, 5%, 2031                           $1,510,000     $ 1,543,641
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 15.5%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)                                  $6,220,000     $ 6,869,181
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                         800,000         837,928
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2010                                                                     1,660,000       1,754,388
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2011                                                                     1,285,000       1,380,977
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020                  620,000         673,828
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction,
"N", FGIC, 5%, 2026                                                                                     1,000,000       1,028,550
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                          500,000         520,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $13,064,867
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Capital Improvement, "I", 6%, 2009 (c)                                                     $1,000,000     $ 1,047,490
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation (Greenville Board), 5%, 2027                              250,000         243,735
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, "A", FSA, 5.5%, 2017 (c)(u)                                       1,500,000       1,565,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,856,325
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                                     $1,000,000     $ 1,019,720
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010 (c)                                        1,000,000       1,056,020
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                               2,000,000         900,340
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                               1,000,000         421,700
---------------------------------------------------------------------------------------------------------------------------------
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                                            1,500,000       1,563,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,960,900
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.4%
---------------------------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021               $  400,000     $   405,436
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015                          2,250,000       2,252,565
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018                            1,000,000       1,001,160
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                   500,000         509,610
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012                         1,760,000       1,816,390
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Hospital Rev. (South Central Regional Medical Center), 5.5%, 2007 (c)                 1,000,000       1,006,830
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home), "A",
AMBAC, 5%, 2031                                                                                           500,000         511,995
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare),
"B-1", 5%, 2024                                                                                         1,000,000       1,008,910
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center),
MBIA, 5%, 2035                                                                                          1,000,000       1,018,240
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital)
FSA, 5.625%, 2020                                                                                       1,000,000       1,052,780
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Mississippi Baptist Health
Systems, Inc.), "A", 5%, 2026                                                                             500,000         502,340
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement,
Hospital South Central, 5.25%, 2031                                                                       500,000         505,525
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
Southwest Regional Medical Center, 5.5%, 2019                                                             250,000         258,210
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement,
Southwest Regional Medical Center, 5.75%, 2023                                                            250,000         259,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $12,109,281
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027                          $  250,000     $   247,908
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028                        $  500,000     $   484,225
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022        210,000         228,331
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   712,556
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) "A", 5.8%, 2021                  $  500,000     $   507,485
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022        1,250,000       1,472,475
---------------------------------------------------------------------------------------------------------------------------------
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), "A", 4.4%, 2015              750,000         714,023
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,693,983
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017                $1,050,000     $ 1,068,869
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                                 $  175,000     $   182,453
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                                  255,000         257,915
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                                  600,000         606,816
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                                 235,000         241,486
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035                                    720,000         728,683
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.375%, 2032                                395,000         403,990
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                                 430,000         440,686
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                                   760,000         760,380
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C-1", GNMA, 4.7%, 2038                                1,000,000         963,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,585,819
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 16.3%
---------------------------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021                                                     $  430,000     $   442,388
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031               500,000         468,770
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Correctional Facilities), "A", AMBAC,
5.125%, 2025                                                                                            1,000,000       1,035,320
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Department of Finance & Administration),
AMBAC, 4.5%, 2028                                                                                         745,000         712,898
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority),
5.25%, 2031                                                                                               905,000         931,118
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Hinds County Public Improvements), FSA,
5.25%, 2015 (c)                                                                                         1,110,000       1,200,831
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020      1,000,000       1,024,860
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center)
AMBAC, 6%, 2013 (c)                                                                                       750,000         834,675
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023                     750,000         746,640
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities),
6.2%, 2009 (c)                                                                                            400,000         413,288
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities),
5.875%, 2014                                                                                              375,000         385,830
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026      1,695,000       1,752,020
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A", AMBAC, 5%, 2017               785,000         805,229
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., "A", AMBAC, 5.375%, 2013 (u)                                          1,000,000       1,072,740
---------------------------------------------------------------------------------------------------------------------------------
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)                                           1,750,000       1,865,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $13,691,757
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                         $  135,000     $   140,341
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                              $  225,000     $   232,918
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                                   350,000         359,636
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   592,554
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC,
5%, 2027                                                                                               $1,000,000     $ 1,032,150
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge) AMBAC, 5.1%, 2019      1,175,000       1,241,705
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,273,855
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 12.0%
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), "A", FGIC, 5%, 2029    $3,100,000     $ 3,174,896
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC,
5.125%, 2027                                                                                              750,000         773,678
---------------------------------------------------------------------------------------------------------------------------------
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), "B",
AMBAC, 5.5%, 2023                                                                                       1,000,000       1,107,710
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016                         1,000,000       1,053,130
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021                             250,000         255,810
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2010 (c)                     890,000         934,073
---------------------------------------------------------------------------------------------------------------------------------
University of Mississippi, Educational Building Corp. (Performing Arts Center), AMBAC,
5.25%, 2009 (c)                                                                                         1,000,000       1,028,200
---------------------------------------------------------------------------------------------------------------------------------
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities
Improvment Project), FSA, 5%, 2034                                                                        750,000         773,130
---------------------------------------------------------------------------------------------------------------------------------
University of Southern Mississippi, Educational Building Corp. Rev., "B", FSA, 5%, 2032                 1,000,000       1,033,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $10,133,917
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., "A", AMBAC, 5.25%, 2013 (u)                                                 $2,000,000     $ 2,070,780
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project),
"A", XLCA, 5%, 2026                                                                                     1,000,000       1,028,950
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)              1,010,000       1,056,167
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2012 (c)                                          875,000         932,838
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 5,088,735
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 12.5%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater & Solid Waste Management, FGIC, 4.75%, 2008 (c)                        $1,000,000     $ 1,015,490
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)                                            420,000         432,293
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management)
FSA, 5.25%, 2021                                                                                        1,270,000       1,352,753
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management)
FSA, 5.05%, 2027                                                                                        1,610,000       1,683,738
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project) FSA,
5.625%, 2012 (c)                                                                                          500,000         544,860
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), "A",
FGIC, 5.25%, 2012 (c)                                                                                   2,000,000       2,112,980
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project)
FSA, 5%, 2029                                                                                           2,000,000       2,060,480
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project),
FGIC, 5%, 2032                                                                                            250,000         255,910
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, "N",
FSA, 5%, 2030                                                                                           1,000,000       1,031,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $10,489,504
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                               $86,254,812
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital), "B",
3.8%, due 7/05/07                                                                                      $  100,000     $   100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital), "D",
3.8%, due 7/05/07                                                                                         200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07                      100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.8%, due 7/02/07                         300,000         300,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.8%, due 7/02/07                         500,000         500,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A", 3.8%, due 7/05/07               100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "B", 3.88%, due 7/02/07                   100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
3.75%, due 7/02/07                                                                                        100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.76%, due 7/05/07                                          100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.95%, due 7/02/07                                                                                         20,000          20,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.77%, due 7/05/07                                                                200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                    $ 1,820,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                $88,074,812
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.7)%                                                                                (3,985,245)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                 $84,089,567
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $86,254,812 and 97.93% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.

Insurers
-------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
CIFG      CDC IXIS Financial Guaranty
FGIC      Financial Guaranty Insurance Co.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MISSISSIPPI MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $80,592,759
                                                                                ===========
Gross unrealized appreciation                                                   $ 2,455,508
Gross unrealized depreciation                                                      (339,144)
                                                                                -----------
      Net unrealized appreciation (depreciation)                                $ 2,116,364
                                                                                ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAPS AGREEMENTS AT 6/30/07

                                                                                                       UNREALIZED
               NOTIONAL                                         CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                     COUNTERPARTY         TO RECEIVE           TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/1/07    USD   2,000,000    Merrill Lynch Capital Services     7-Day BMA    2.795% (fixed rate)        $ 9,161
11/7/17    USD   1,000,000    Citibank                           7-Day BMA    3.694% (fixed rate)         23,958
8/22/19    USD   1,000,000    Goldman Sachs International        7-Day BMA    3.726% (fixed rate)         27,402
                                                                                                         -------
                                                                                                          60,521

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) NEW YORK MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group),
5.5%, 2024                                                                                             $1,000,000    $  1,051,180
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (120th Series), MBIA, 5.5%, 2018                                                1,500,000       1,520,565
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (132nd Series), 5%, 2033                                                        2,000,000       2,059,260
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015                  1,000,000       1,130,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,761,275
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                      $2,700,000    $  2,983,959
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "D", 5%, 2028                                                                             2,000,000       2,050,380
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 6%, 2010 (c)                                                                           990,000       1,055,687
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C-1", 5.25%, 2025                                                                        1,000,000       1,047,640
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2028                                                                             2,000,000       2,050,900
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2026                                                                         5,000           5,041
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B ", 5.375%, 2010 (c)                                                                      210,000         221,120
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B ", 5.375%, 2017                                                                        1,040,000       1,086,748
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Unrefunded, "A", 6%, 2019                                                                    10,000          10,583
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,512,058
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                                               $  140,000    $    144,738
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028                      $1,720,000    $  1,813,052
---------------------------------------------------------------------------------------------------------------------------------
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                                    2,415,000       2,526,259
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)                                       500,000         577,020
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)                                       500,000         590,295
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)                                       500,000         602,510
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)                                       500,000         613,945
---------------------------------------------------------------------------------------------------------------------------------
Rome, NY, City School District, FSA, 5.5%, 2009 (c)                                                     1,000,000       1,041,420
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                                   550,000         568,601
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                                   550,000         587,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,920,200
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                                                            $  140,000    $    142,325
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                                480,000         484,666
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital),
"A", 5.75%, 2009                                                                                          470,000         473,060
---------------------------------------------------------------------------------------------------------------------------------
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev.
(United Medical Center Project), 5%, 2032                                                                 500,000         479,840
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev.
(Highland Hospital of Rochester), 5%, 2025                                                              1,000,000       1,005,240
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev.
(North Shore Health Systems), "D", 5.625%, 2010                                                           500,000         522,320
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019                         760,000         784,464
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)                  250,000         269,560
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043                            1,500,000       1,602,555
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA, 4.6%, 2027           1,000,000         981,930
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026            250,000         253,043
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), "C", 5.5%, 2026       500,000         506,105
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center), "A", 5%, 2026         800,000         799,024
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                                              760,000         779,258
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "B", 6.375%, 2031                                                    490,000         505,469
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital),
"C", 5.875%, 2032                                                                                       1,000,000       1,039,420
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside Hospital),
"A", 7.125%, 2031                                                                                         500,000         531,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,159,944
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Dutchess County, NY, Industrial Development Agency (Elant Fishkill, Inc.),  "A", 5.25%, 2037           $  400,000    $    392,584
---------------------------------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                         400,000         401,300
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II),
6.7%, 2039                                                                                                385,000         416,724
---------------------------------------------------------------------------------------------------------------------------------
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
Continuing Care Retirement (Kendal On Hudson), "A", 6.5%, 2034                                            300,000         317,535
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,528,143
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility),
"B-1", 6.5%, 2017                                                                                      $  205,000    $    212,679
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023                  695,000         717,852
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                                    500,000         527,505
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,458,036
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (American Airlines,
Inc.), 5.4%, 2020                                                                                      $  100,000    $     97,900
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025                350,000         414,344
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    512,244
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp),
5%, 2035                                                                                               $  500,000    $    508,815
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev.
(Bristol-Meyers Squibb Co.), 5.75%, 2024                                                                1,000,000       1,114,130
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022        430,000         467,535
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,090,480
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.),
5.55%, 2014                                                                                            $  750,000    $    784,013
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.),
6.15%, 2021                                                                                               470,000         479,085
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.),
6.45%, 2023                                                                                               700,000         734,097
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,997,195
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                         $  500,000    $    517,035
---------------------------------------------------------------------------------------------------------------------------------
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)              1,000,000         984,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,501,925
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), "A",
5%, 2027                                                                                               $1,000,000    $  1,029,690
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency Rev., Multi-Family Housing, "A", 5.1%, 2041                            $  835,000    $    842,348
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "C", 5%, 2026                                               500,000         509,165
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "E", 4.65%, 2025                                          1,000,000         985,390
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034                          2,000,000       2,040,520
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Housing Development Corp., Multi-Family Housing Rev., "C", 5.6%, 2019                       400,000         415,244
---------------------------------------------------------------------------------------------------------------------------------
Rochester, NY, Housing Authority Mortgage Rev., Coll Andrews Terrace Apartments, GNMA, 4.8%, 2048       1,000,000         951,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,744,417
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021                         $  475,000    $    504,749
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                                              $2,000,000    $  2,008,280
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.1%, 2024                                                               2,000,000       2,024,860
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., "130", 4.75%, 2030                                                       1,500,000       1,426,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,460,060
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev., (American Ref-fuel),
"C", 5.625%, 2024                                                                                      $  850,000    $    880,719
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                                     $  800,000    $    890,616
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)                                      1,700,000       1,817,929
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (School Program), 6.25%, 2020                                              1,690,000       1,807,675
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.375%, 2010 (c)                                       1,500,000       1,575,210
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.875%, 2017                                           1,130,000       1,270,787
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Upstate Community Colleges), "A", FSA, 6%, 2010 (c)                       1,010,000       1,080,064
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special Program Rev., "A", AMBAC, 5.25%, 2015                        715,000         747,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,189,706
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 12.1%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                                      $2,450,000    $  2,689,904
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020                            2,500,000       2,622,525
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "A", MBIA, 5.75%, 2010 (c)                       5,000           5,235
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", MBIA, 5.25%, 2011 (c)                     385,000         404,851
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2010 (c)                       35,000          36,433
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", 5.25%, 2031                               725,000         752,601
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", FSA, 5.25%, 2010 (c)                       35,000          36,433
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2030                           35,000          36,091
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", MBIA, 5.25%, 2011 (c)                     105,000         110,414
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "B", MBIA,
5.25%, 2011 (c)                                                                                           785,000         825,475
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "D", FSA,
5.25%, 2010 (c)                                                                                           895,000         931,641
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022                           1,000,000       1,045,860
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009                             5,000,000       4,719,200
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                                  2,750,000       2,961,255
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                                               2,000,000       2,116,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,294,738
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5.75%, 2009 (c)                                $2,730,000    $  2,862,678
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5%, 2026                                        1,000,000       1,030,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,893,238
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047                                          $8,000,000    $    770,800
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                                   400,000         411,012
---------------------------------------------------------------------------------------------------------------------------------
New York County Tobacco Trust II, 5.625%, 2035                                                            800,000         823,976
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060                    5,000,000          97,900
---------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY, "1", 5%, 2034                                                                            750,000         752,235
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                                         500,000         506,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,362,248
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008 (c)                                         $  200,000    $    203,470
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2015                                              1,300,000       1,320,657
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015 (u)                                   7,000,000       7,403,130
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)                                        1,000,000       1,056,490
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)                                  10,000,000      10,876,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded "A", MBIA, 5%, 2032                             310,000         318,007
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,177,754
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)                                 $2,000,000    $  2,104,720
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                                          2,500,000       2,571,025
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", 5%, 2026                                           1,500,000       1,546,290
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)                   750,000         825,203
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)                                     385,000         391,225
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)                               825,000         871,472
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "A", FSA, 5.8%, 2010 (c)                      20,000          21,189
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B-1", FGIC, 5.4%, 2010 (c)                2,000,000       2,098,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2016 (c)                                  1,700,000       1,815,379
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,244,783
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031                           $1,000,000    $    998,610
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)                     1,000,000       1,096,170
---------------------------------------------------------------------------------------------------------------------------------
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), "A",
6.4%, 2010 (c)                                                                                            500,000         543,705
---------------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY, Industrial Development Agency, Civic Facilities Rev. (Hofstra University),
MBIA, 5.8%, 2015                                                                                        1,500,000       1,517,145
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                                   5,000           5,007
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017                            300,000         311,658
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034                             1,000,000       1,043,820
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021                  750,000         791,663
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union College), "A",
AMBAC, 5%, 2032                                                                                         2,000,000       2,051,980
---------------------------------------------------------------------------------------------------------------------------------
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic),
5%, 2027                                                                                                  500,000         505,960
---------------------------------------------------------------------------------------------------------------------------------
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College), "A", 5.3%, 2008           75,000          75,231
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,940,949
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A", FGIC, 5%, 2029                           $1,000,000    $  1,031,510
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.), 8.85%, 2015          $2,250,000    $  2,278,530
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                                                      $1,000,000    $  1,035,170
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2013 (c)                                 400,000         432,884
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5.25%, 2040                                                              3,000,000       3,087,210
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., "A", 5%, 2021                                                            1,000,000       1,036,540
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                                   200,000         205,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,797,744
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 12.0%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024                         $1,005,000    $  1,036,366
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025                          1,500,000       1,553,730
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029                          2,000,000       2,074,720
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010                              175,000         184,263
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010                             110,000         110,275
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010                               45,000          45,126
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)                     945,000         994,773
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)                   1,115,000       1,173,727
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031                                1,005,000       1,064,174
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), "B",
AMBAC, 6.15%, 2024                                                                                      1,500,000       1,502,535
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036                               2,000,000       1,987,480
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.5%, 2037                                1,000,000         954,100
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2011 (c)                     2,000,000       2,099,280
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", 5%, 2027                             1,500,000       1,538,700
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", ETM, 6%, 2010 (c)                      620,000         656,580
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)               1,000,000       1,112,330
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                                660,000         692,921
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)                                       235,000         247,044
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,028,124
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $165,445,197
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 3.81%, due 7/02/07                                                                  $ 400,000     $    400,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C",
3.81%, due 7/02/07                                                                                      1,700,000       1,700,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
3.75%, due 7/02/07                                                                                        700,000         700,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  2,800,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $168,245,197
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.9)%                                                                                (9,339,786)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $158,905,411
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $165,445,197 and 98.34% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $984,890 representing 0.6% of net assets.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
ETM       Escrowed to Maturity
LIBOR     London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW YORK MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                   $150,700,039
                                                                                 ============
Gross unrealized appreciation                                                    $  7,438,420
Gross unrealized depreciation                                                        (274,720)
                                                                                 ------------
      Net unrealized appreciation (depreciation)                                 $  7,163,700
                                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                     UNREALIZED
               NOTIONAL                                                   CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                     COUNTERPARTY                   TO RECEIVE               TO PAY          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07   USD   3,000,000    Merrill Lynch Capital Services         7-Day BMA              2.795% (fixed rate)       $ 13,741
 1/09/18   USD   2,000,000    Merrill Lynch Capital Services         5.771% (fixed rate)    3-Month LIBOR               10,960
11/20/22   USD   1,500,000    Goldman Sachs International            5.496% (fixed rate)    3-Month LIBOR              (41,142)
11/21/27   USD   2,000,000    Merrill Lynch Capital Services         5.542% (fixed rate)    3-Month LIBOR              (63,577)
 1/09/28   USD   1,250,000    Citibank                               5.902% (fixed rate)    3-Month LIBOR               11,935
                                                                                                                      --------
                                                                                                                      $(68,083)
                                                                                                                      ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                                      $ 2,000,000    $  2,059,379
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                                                        4,485,000       4,604,659
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                                                    1,000,000       1,040,069
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                                                    3,775,000       3,926,263
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                                      2,700,000       2,815,235
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030                                        3,000,000       3,095,789
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,541,394
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                                                                         $ 3,100,000    $  3,291,177
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                          2,000,000       2,088,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,379,996
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)                                            $ 4,200,000    $  4,521,384
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                                  $ 2,800,000    $  2,930,003
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, 5.8%, 2010 (c)                                                                   4,400,000       4,686,968
---------------------------------------------------------------------------------------------------------------------------------
Johnston County, NC, FGIC, 5.6%, 2010 (c)                                                               2,000,000       2,121,500
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5%, 2021                                                    1,435,000       1,484,722
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, School Improvement, 5%, 2019                                                    1,255,000       1,312,114
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,535,307
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 23.1%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038                            $ 1,000,000    $  1,012,559
---------------------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017                          1,200,000       1,231,164
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenburg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A", 5.125%, 2022            1,000,000       1,015,760
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenburg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A", 5%, 2031                3,500,000       3,560,865
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, ETM, 0%, 2009              1,800,000       1,650,150
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019             6,225,000       6,359,834
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Cleveland County Healthcare), "A", AMBAC, 5%, 2035              1,305,000       1,335,106
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Morehead Memorial Hospital), FHA, 5%, 2026                      2,000,000       2,059,880
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029                          2,000,000       2,063,600
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018                             1,975,000       2,015,883
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health
Obligation Group), 5%, 2039                                                                             3,000,000       3,030,990
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021          3,500,000       3,620,225
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health System Rev. (Health Combined Group), 5%, 2036            3,000,000       3,030,930
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System),
FSA, 5.125%, 2032                                                                                       1,500,000       1,539,720
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), 5.5%, 2015            5,790,000       5,840,952
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), 5.5%, 2019            6,500,000       6,558,370
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems),
5.5%, 2011 (c)                                                                                          2,825,000       3,018,117
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare), AMBAC, 5%, 2017                 5,000,000       5,092,100
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center),
5.375%, 2032                                                                                            3,330,000       3,422,108
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013       1,000,000         759,450
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015       1,140,000         783,328
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph's), MBIA, 5.1%, 2018        525,000         536,624
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY, 5.5%, 2019         1,190,000       1,235,839
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY, 5.1%, 2021         1,000,000       1,027,190
---------------------------------------------------------------------------------------------------------------------------------
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026                1,315,000       1,365,167
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)                             10,135,000      10,473,408
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 73,639,319
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community),
6.375%, 2012 (c)                                                                                      $ 1,000,000    $  1,105,530
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield), "A", 5%, 2023          1,000,000       1,018,340
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates),
6.5%, 2013 (c)                                                                                            800,000         908,224
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Presbyterian Homes),
5.5%, 2031                                                                                                750,000         769,043
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A", 6.125%, 2035                    750,000         783,675
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032               750,000         724,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,308,862
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health),
AMBAC, 5.625%, 2019                                                                                   $ 2,125,000    $  2,210,149
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                          $   860,000    $    935,069
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev.
(International Paper Co.), "A", 5.8%, 2016                                                            $ 2,000,000    $  2,047,560
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048                                               $ 2,000,000    $  1,903,660
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035                      2,000,000       1,885,820
---------------------------------------------------------------------------------------------------------------------------------
Elizabeth City, NC, Multifamily Housing Rev. (Walker Landing), "A", 5.125%, 2049                        1,500,000       1,490,925
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                                      1,000,000       1,025,320
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                                            2,525,000       2,538,029
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A", 5.8%, 2034                    1,000,000       1,054,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,897,844
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                                  $   430,000    $    424,586
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                                          2,390,000       2,416,290
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026                                          2,000,000       1,937,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "23-A", 4.8%, 2037                                          3,000,000       2,876,700
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "24-A", 4.75%, 2026                                         2,000,000       1,927,260
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "25-A", 5.75%, 2037                                         2,000,000       2,106,700
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                                          2,555,000       2,587,551
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                                            590,000         601,570
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                                            1,310,000       1,316,458
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                                             245,000         248,785
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                                      1,070,000       1,093,583
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                                           1,935,000       1,961,897
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev.,  "26-A", 4.7%, 2038                                         3,295,000       3,110,381
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev.,  "29-A", 4.85%, 2038                                        2,000,000       1,926,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,535,221
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010                                  $ 1,000,000    $  1,052,730
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                                           5,500,000       5,690,795
---------------------------------------------------------------------------------------------------------------------------------
Carteret County, NC, AMBAC, 5.625%, 2020                                                                1,010,000       1,062,712
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008                   3,000,000       2,841,480
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Public Safety Facilities), "D", 5.5%, 2010 (c)            3,000,000       3,156,510
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Transit Projects), "E", 5%, 2035                          1,990,000       2,026,318
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)                                  1,225,000       1,298,035
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                                     1,020,000       1,088,085
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B",
FSA, 5.75%, 2010 (c)                                                                                    1,390,000       1,468,966
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B",
FSA, 5.75%, 2010 (c)                                                                                    1,390,000       1,468,966
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009 (c)                                 3,000,000       3,125,040
---------------------------------------------------------------------------------------------------------------------------------
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                                        350,000         366,335
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,645,972
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                                             $ 1,250,000    $  1,291,538
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment), 5.25%, 2013 (c)      1,230,000       1,314,366
---------------------------------------------------------------------------------------------------------------------------------
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)                          1,000,000       1,052,730
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Certificates of Participation (New Hanover County Projects),
AMBAC, 5.25%, 2011 (c)                                                                                  1,635,000       1,735,242
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                               3,000,000       3,282,840
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, NC, Certificates of Participation (Rutherford County School), AMBAC, 5%, 2023          840,000         867,292
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "A", 4.75%, 2031                                      1,000,000         995,710
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "C", 5%, 2011 (c)                                     2,575,000       2,673,777
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,213,495
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                                    $ 1,000,000    $  1,027,290
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                           1,650,000       1,687,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,714,861
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                             $ 1,745,000    $  1,806,407
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                              2,000,000         138,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,944,487
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., 6%, 2018 (u)                    $10,850,000    $ 12,492,907
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 13.0%
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, "A", FGIC, 5.125%, 2013 (c)                                         $ 1,260,000    $  1,332,236
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)                                             2,285,000       2,415,885
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., "C", MBIA, 5%, 2030                                             1,000,000       1,036,770
---------------------------------------------------------------------------------------------------------------------------------
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2011 (c)                                         1,375,000       1,450,598
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A", 5.25%, 2012 (c)          2,000,000       2,117,960
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "B", 4.25%, 2042              2,220,000       1,986,434
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018              510,000         523,908
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021              300,000         305,763
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), "A",
XLCA, 5.25%, 2022                                                                                       1,870,000       1,968,119
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), "A",
XLCA, 5%, 2033                                                                                          3,385,000       3,462,652
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Prerefunded (Duke University)  "A", 5.125%, 2011 (c)         4,050,000       4,237,029
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Unrefunded (Duke University)  "A", 5.125%, 2041                950,000         970,406
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020                        2,180,000       2,239,601
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Charlotte Rev., "B", FSA, 5%, 2036                                        1,750,000       1,808,503
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                                       2,835,000       2,935,047
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "B", MBIA, 5%, 2033                                    2,930,000       3,041,780
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                                   2,000,000       2,063,300
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, University Rev., 5%, 2028                                                 2,000,000       2,061,760
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                                     1,375,000       1,425,696
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project),
FGIC, 5%, 2028                                                                                          1,825,000       1,887,214
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                           2,370,000       2,409,081
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 41,679,742
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.),
5.375%, 2017                                                                                          $ 2,500,000    $  2,604,550
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 15.3%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                                        $ 1,245,000    $  1,426,708
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018 (u)                                     13,000,000      14,897,350
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010 (c)                                 2,595,000       2,788,587
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                                    3,005,000       3,254,024
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017 (c)                                   3,120,000       3,305,609
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011                            5,000,000       5,325,950
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                              1,000,000       1,061,120
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 5.25%, 2019 (u)                          10,000,000      10,509,900
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 5.25%, 2020 (u)                           6,000,000       6,299,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 48,869,188
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)                                          $ 1,490,000    $  1,578,715
---------------------------------------------------------------------------------------------------------------------------------
Cary, NC, Combined Enterprise Systems Rev., 5%, 2011 (c)                                                1,000,000       1,042,860
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)                                                       3,180,000       3,390,961
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                                           3,675,000       3,780,693
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)                                              3,075,000       3,258,086
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                                   1,650,000       1,754,594
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., "A", 4.625%, 2036                                            2,000,000       1,951,620
---------------------------------------------------------------------------------------------------------------------------------
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                                              1,675,000       1,732,855
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2011 (c)                                          1,490,000       1,566,631
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2011 (c)                                          1,750,000       1,840,003
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                                         1,005,000       1,049,924
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                                      1,170,000       1,231,671
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                                           700,000         723,485
---------------------------------------------------------------------------------------------------------------------------------
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                               1,000,000       1,039,060
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)                                               385,000         406,360
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                                                 1,600,000       1,652,656
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,000,174
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $334,717,481
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
3.62%, due 7/02/07                                                                                    $   300,000    $    300,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp.), "A",
3.63%, due 7/05/07                                                                                        570,000         570,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.62%, due 7/02/07                                                                                        100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II, "B-1",
3.64%, due 7/05/07                                                                                        200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
South Blount County, TN, Utility District Rev., 3.62%, due 7/02/07                                        300,000         300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,470,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $336,187,481
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.2)%                                                                               (16,747,778)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $319,439,703
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $334,717,481 and 99.56% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
ETM       Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASST GTY  Asset Guaranty Insurance Co.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $303,347,399
                                                                                ============
Gross unrealized appreciation                                                   $ 12,810,832
Gross unrealized depreciation                                                     (1,465,367)
                                                                                ------------
      Net unrealized appreciation (depreciation)                                $ 11,345,465
                                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                              UNREALIZED
               NOTIONAL                                                CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                     COUNTERPARTY                TO RECEIVE           TO PAY          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 12/1/07   USD   7,000,000    Merrill Lynch Capital Services            7-Day BMA    2.795% (fixed rate)       $ 32,063
10/17/17   USD   3,000,000    Citibank                                  7-Day BMA    3.714% (fixed rate)         65,599
 11/7/17   USD   3,000,000    Citibank                                  7-Day BMA    3.694% (fixed rate)         71,873
                                                                                                               --------
                                                                                                               $169,535
                                                                                                               ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014               $1,000,000    $  1,075,479
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017                 500,000         524,484
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                                    500,000         520,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,120,287
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018                                      $  285,000    $    297,274
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019                                         290,000         303,090
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                                       2,000,000       2,194,819
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                       2,000,000       2,210,339
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2025                                                        500,000         516,449
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2026                                                        500,000         516,129
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, MBIA, 5.25%, 2012 (c)                                                                 500,000         530,109
---------------------------------------------------------------------------------------------------------------------------------
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                                         500,000         521,824
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2010 (c)                               85,000          89,187
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2019                                  415,000         432,890
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6%, 2010 (c)                                                                     1,000,000       1,059,390
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6.25%, 2010                                                                        300,000         319,185
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,990,685
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                                                  $  500,000    $    519,760
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 18.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                                             $1,000,000    $  1,034,620
---------------------------------------------------------------------------------------------------------------------------------
Ambridge, PA, Area School District, MBIA, 5%, 2014 (c)                                                    750,000         795,203
---------------------------------------------------------------------------------------------------------------------------------
Butler, PA, School District, FGIC, 5.375%, 2018                                                           500,000         508,680
---------------------------------------------------------------------------------------------------------------------------------
Chambersburg, PA, School District, FSA, 5%, 2011 (c)                                                      500,000         519,360
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, School Authority (School Intermediate Unit Project), "N", AMBAC, 5%, 2025             750,000         778,140
---------------------------------------------------------------------------------------------------------------------------------
Conneaut, PA, School District, "A", 4.375%, 2035                                                        1,000,000         925,760
---------------------------------------------------------------------------------------------------------------------------------
Exeter Township, PA, School District, FGIC, 5%, 2025                                                    1,000,000       1,031,240
---------------------------------------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                                      750,000         800,078
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023                                                1,000,000       1,048,430
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                                                  1,890,000       1,943,128
---------------------------------------------------------------------------------------------------------------------------------
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                                   590,000         604,673
---------------------------------------------------------------------------------------------------------------------------------
North Schuylkill, PA, School District, FGIC, 5%, 2028                                                     650,000         665,724
---------------------------------------------------------------------------------------------------------------------------------
Palmyra, PA, School District, FGIC, 5.375%, 2016                                                          820,000         869,692
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2013 (c)                                                         50,000          52,463
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, Unrefunded, MBIA, 5%, 2013 (c)                                            450,000         472,167
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)              1,005,000       1,057,079
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)                                                  280,000         290,094
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                                      220,000         226,046
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2014 (c)                                        1,000,000       1,069,940
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                                     500,000         526,085
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)                                                   500,000         530,035
---------------------------------------------------------------------------------------------------------------------------------
South Park, PA, School District, FGIC, 5%, 2019                                                           750,000         770,528
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                                           360,000         356,659
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030         500,000         516,035
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA School (Tuscarora School District), FSA, 5%, 2013 (c)        1,000,000       1,050,240
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, School Rev. (Haverford Township Project),
XLCA, 5%, 2027                                                                                          1,000,000       1,037,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,479,869
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), "A",
4.75%, 2025                                                                                            $  500,000    $    481,680
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), "B",
6.75%, 2010 (c)                                                                                           555,000         595,926
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018           500,000         510,575
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
9.25%, 2010 (c)                                                                                           150,000         176,838
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), "A",
5%, 2028                                                                                                  500,000         479,690
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), "B",
9.25%, 2010 (c)                                                                                            50,000          58,946
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                                    470,000         477,497
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), "A", 5%, 2031           500,000         495,805
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017                    675,000         711,079
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)                                             500,000         540,475
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018                  200,000         201,178
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035                  350,000         371,994
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), "A", 5.625%, 2034                     350,000         366,524
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016                     250,000         283,265
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032                        600,000         614,940
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (St. Luke's Bethlehem Hospital), 5.375%, 2013 (c)            600,000         641,628
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                               500,000         523,705
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group),
CONNIE LEE, 5.375%, 2010                                                                                  750,000         754,403
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)                          750,000         830,018
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027                              250,000         249,383
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037                          250,000         250,278
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                    400,000         413,768
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018                      100,000         107,111
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031                         650,000         690,079
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)                 90,000          93,128
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University), 6.625%, 2023                  250,000         250,585
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Childrens Hospital),
4.5%, 2037                                                                                              1,000,000         941,970
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Childrens Hospital), "A",
4.5%, 2033                                                                                                750,000         700,943
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), "A", 5.875%, 2011 (c)                  385,000         417,113
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), "A", 5.875%, 2031                      115,000         121,253
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC, 5.25%, 2012                   585,000         618,047
---------------------------------------------------------------------------------------------------------------------------------
South Central, PA, General Authority Rev., 5.625%, 2011 (c)                                               490,000         523,310
---------------------------------------------------------------------------------------------------------------------------------
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)                         110,000         117,396
---------------------------------------------------------------------------------------------------------------------------------
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East), "B",
5.375%, 2014 (c)                                                                                          750,000         812,175
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                                    350,000         368,256
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,790,961
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.), 6.125%, 2025             $  250,000    $    262,318
---------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project),
5.75%, 2022                                                                                               250,000         255,465
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Ministries), 5%, 2036                    200,000         195,746
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), "A", 7.25%, 2035          110,000         127,287
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), "A", 7.25%, 2035           40,000          46,286
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031            500,000         517,080
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care),
6.25%, 2035                                                                                               250,000         261,630
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,665,812
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024                 $  150,000    $    150,239
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                           $  530,000    $    531,871
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018                 500,000         504,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,036,161
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                        $  300,000    $    313,950
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                         150,000         158,213
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev.
(Procter & Gamble), 5.375%, 2031                                                                        1,000,000       1,073,340
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022        270,000         293,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,839,071
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.),
"A", 5.3%, 2012                                                                                        $  650,000    $    670,527
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                            $  130,000    $    127,251
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                                     $1,000,000    $  1,044,050
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010                                            500,000         528,700
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025                                        500,000         516,255
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,089,005
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2017                                                                                     $  500,000    $    517,710
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., "RR",
4.75%, 2025                                                                                            $  375,000    $    366,008
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., "VV",
4.95%, 2037                                                                                               900,000         879,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,245,218
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency Rev., "96 A", 4.7%, 2037                                           $  750,000    $    707,258
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020                            1,405,000       1,416,507
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021                             750,000         764,168
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033                             435,000         437,166
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                                670,000         674,864
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "93-A", 5.75%, 2037                     730,000         766,186
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "94-A", 5.1%, 2031                      500,000         505,155
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "95-A", 4.875%, 2031                  1,000,000         978,350
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "A", 4.875%, 2026                       500,000         494,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,743,869
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                               $  300,000    $    308,130
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 6.8259%, 2018 (p)                  $  500,000    $    593,720
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                                    235,000         239,434
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                                     500,000         510,550
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                                   1,000,000       1,034,940
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                                      750,000         774,173
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., "A", AMBAC, 5.375%, 2013 (u)                                          1,000,000       1,072,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,225,557
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                                 $1,500,000    $  1,532,610
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC,
5.25%, 2013                                                                                            $  500,000    $    517,915
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                            135,000         140,341
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    658,256
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035              $  250,000    $    251,240
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                              $  305,000    $    315,733
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                               130,000         131,073
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    446,806
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                                           $  250,000    $    265,288
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                               $  500,000    $    523,980
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020 (u)                    3,000,000       3,349,080
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2016 (c)                     1,020,000       1,127,263
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                                        1,775,000       1,830,824
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013                       500,000         515,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,346,532
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                                                   $  335,000    $    350,169
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), "A",
XLCA, 5%, 2024                                                                                          1,000,000       1,037,640
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2010 (c)                    535,000         562,397
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                    300,000         306,276
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                      200,000         205,180
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                                          750,000         775,080
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031                               500,000         493,645
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020                          500,000         516,315
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University Foundation),
XLCA, 5%, 2023                                                                                          1,000,000       1,027,570
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032                 500,000         517,565
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA,
5.5%, 2010 (c)                                                                                            300,000         313,137
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College), "B", 5%, 2023             500,000         501,940
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029              300,000         309,408
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031                  300,000         300,192
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2010                500,000         526,455
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                                 1,400,000       1,450,162
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, "A", 5%, 2029                                                            1,000,000       1,032,090
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, Jefferson County (Dubois Technical School),
FGIC, 5%, 2026                                                                                          1,000,000       1,032,410
---------------------------------------------------------------------------------------------------------------------------------
Union County, PA, Higher Educational Facilities Financing Authority, University Rev.
(Bucknell University), 5.25%, 2021                                                                      1,000,000       1,049,350
---------------------------------------------------------------------------------------------------------------------------------
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037                                    750,000         750,518
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,057,499
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project),
5.35%, 2031                                                                                            $  600,000    $    622,566
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010         $  100,000    $    102,605
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Colver), "G", 5.125%, 2015                                                                               100,000         100,178
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), 6.4%, 2009                                                                      150,000         150,839
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    353,622
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev.
(PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                  $  500,000    $    499,970
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Rev. (PPL Electric Utilities Corp.),
FGIC, 4.75%, 2027                                                                                         750,000         751,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,251,358
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                                                      $4,340,000    $  4,492,638
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)                                                   1,000,000       1,041,150
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)                                                     500,000         529,260
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2013                             1,000,000       1,047,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,110,048
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)                                                $  750,000    $    798,908
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                                               1,000,000       1,043,600
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018                          750,000         775,545
---------------------------------------------------------------------------------------------------------------------------------
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                                      750,000         774,015
---------------------------------------------------------------------------------------------------------------------------------
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2014 (c)                              1,500,000       1,588,170
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                                        440,000         454,186
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, PA, 4.5%, 2037                                                                                 500,000         474,605
---------------------------------------------------------------------------------------------------------------------------------
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                                       1,660,000       1,711,709
---------------------------------------------------------------------------------------------------------------------------------
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                                             1,500,000       1,533,795
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                         500,000         509,290
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                        1,000,000       1,080,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,744,603
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $111,160,540
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital), "B",
3.65%, due 7/05/07                                                                                     $  150,000    $    150,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital), "D",
3.65%, due 7/05/07                                                                                        400,000         400,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    550,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $111,710,540
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.5)%                                                                                (4,815,799)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $106,894,741
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $111,160,540 and 99.51% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of this security was $127,251, representing 0.1% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
ETM       Escrowed to Maturity
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC       Letter of Credit

Insurers
-------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.
ASST GTY    Asset Guaranty Insurance Co.
CONNIE LEE  Connie Lee Insurance Co.
FGIC        Financial Guaranty Insurance Co.
FSA         Financial Security Assurance Inc.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------
RITES       Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $103,089,893
                                                                  ============
Gross unrealized appreciation                                     $  2,967,724
Gross unrealized depreciation                                         (522,950)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  2,444,774
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                      UNREALIZED
               NOTIONAL                                        CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION      AMOUNT                COUNTERPARTY             TO RECEIVE           TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 12/1/07   USD   $2,000,000  Merrill Lynch Capital Services     7-Day BMA    2.795% (fixed rate)       $  9,160
 11/7/17   USD    1,000,000  Citibank                           7-Day BMA    3.694% (fixed rate)         23,958
12/12/17   USD    1,750,000  Merrill Lynch Capital Services     7-Day BMA    4.054% (fixed rate)         (4,514)
 8/22/19   USD    1,000,000  Goldman Sachs International        7-Day BMA    3.726% (fixed rate)         27,402
 9/26/22   USD    2,000,000  Goldman Sachs International        7-Day BMA    3.807% (fixed rate)         63,389
                                                                                                       --------
                                                                                                       $119,395
                                                                                                       ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                         SHARES/PAR               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                         $2,250,000            $  2,298,509
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025                      1,500,000               1,541,744
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026                     1,000,000               1,019,709
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,859,962
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (u)                                               $3,500,000            $  3,707,200
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, MBIA, 5.75%, 2020 (u)                                              4,000,000               4,205,719
---------------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                                1,000,000               1,044,769
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                       915,000                 969,679
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                  1,000,000               1,044,409
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                             1,000,000               1,039,169
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,010,945
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                         $1,000,000            $  1,028,380
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                                      1,700,000               1,790,559
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,818,939
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2010 (c)                                      $1,465,000            $  1,536,346
---------------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, School District, "A", FSA, 4.25%, 2032                                     1,000,000                 908,990
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District, 5%, 2008 (c)                                              2,000,000               2,056,860
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, SC, School District, FSA, 5%, 2023                                         3,000,000               3,085,020
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, School District, FSA, 5%, 2027                                           2,770,000               2,864,125
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, School District, "A", 4.75%, 2028                                         1,000,000               1,002,760
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                           1,065,000               1,116,834
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                          2,050,000               2,168,962
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, School District, 5.1%, 2021                                                1,750,000               1,806,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,546,860
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.9%
---------------------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA,
5%, 2022 (c)                                                                                   $2,450,000            $  2,457,963
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5%, 2031         2,000,000               2,059,160
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034      2,000,000               2,090,020
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020                            3,400,000               3,861,142
---------------------------------------------------------------------------------------------------------------------------------
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021             1,000,000               1,037,350
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2014 (c)                              250,000                 261,985
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2014 (c)                              250,000                 261,095
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
Improvement, 5.5%, 2013 (c)                                                                     1,000,000               1,044,910
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
Improvement, FSA, 5.125%, 2021                                                                  1,500,000               1,542,510
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems,
Inc.), "A", 5.625%, 2030                                                                        1,250,000               1,298,750
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 6%, 2014                                                 1,000,000               1,056,410
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                           1,500,000               1,545,315
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 5%, 2023                                                 1,000,000               1,013,580
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                           750,000                 800,565
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey
Health), CIFG, 5%, 2030                                                                         1,000,000               1,027,940
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                3,100,000               3,170,556
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                                  2,500,000               2,503,350
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                                  1,000,000               1,001,340
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                                   2,250,000               2,325,578
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,359,519
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                            $1,275,000            $  1,248,990
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, First Mortgage (Lutheran Homes of
South Carolina), 5.625%, 2042                                                                     400,000                 397,244
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, First Mortgage (Wesley Commons),
5.125%, 2026                                                                                      400,000                 397,308
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev.
(Episcopal Home), "A", 6.375%, 2032                                                               400,000                 420,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,464,454
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024                                $1,000,000            $  1,007,190
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM,
6.75%, 2017 (c)                                                                                $1,000,000            $  1,183,070
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                      385,000                 418,607
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,601,677
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.), 6.125%, 2025         $1,500,000            $  1,502,880
---------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev. (International Paper), "A", 5.3%, 2028      500,000                 501,075
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Environmental Improvement Rev. (International Paper), "A", 6.1%, 2023      1,000,000               1,060,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,064,145
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                                    $  510,000            $    524,056
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2018                                                                           570,000                 586,838
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2019                                                                           595,000                 616,319
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2020                                                                           630,000                 651,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,378,683
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, 5.5%, 2018 (u)                                                    $4,000,000            $  4,236,800
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Coastal Housing Foundation
LLC), "A", CIFG, 5%, 2035                                                                       1,000,000               1,015,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,252,110
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5%, 2038              $1,000,000            $    983,000
---------------------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.1%, 2041             1,210,000               1,188,801
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,171,801
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", AMBAC,
5.05%, 2027                                                                                    $1,000,000            $  1,002,600
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", FSA,
5.5%, 2034                                                                                        880,000                 903,074
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", FSA,
5.2%, 2035                                                                                        985,000                 996,101
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 6%, 2020                370,000                 372,764
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 5.35%, 2024           1,645,000               1,673,623
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", AMBAC, 5.15%, 2037         1,000,000               1,011,020
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "C-2", FSA, 4.6%, 2032            1,500,000               1,402,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,361,922
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2009 (c)                         $1,000,000            $  1,033,140
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev. (Local Government Program), "A", 7.25%, 2020        545,000                 546,531
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,579,671
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)                      $1,000,000            $  1,038,580
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019 (u)                                       2,600,000               2,870,972
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., "A", AMBAC, 5.375%, 2013 (u)                                  2,750,000               2,950,035
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025                  685,000                 708,359
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,567,946
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                 $  180,000            $    187,121
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                   $  500,000            $    503,660
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                            $1,000,000            $  1,061,350
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2009 (c)                 $1,000,000            $  1,042,190
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                           500,000                 513,205
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2027                         2,000,000               2,057,020
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033                         1,645,000               1,696,242
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,308,657
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 12.5%
---------------------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)                                    $1,250,000            $  1,314,563
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
5%, 2024                                                                                          800,000                 823,912
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
5.125%, 2034                                                                                    1,510,000               1,568,679
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028               2,435,000               2,534,105
---------------------------------------------------------------------------------------------------------------------------------
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning
(Wofford College), "A'", 5%, 2036                                                               1,000,000               1,016,120
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020        1,245,000               1,303,527
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030          2,000,000               2,095,940
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), 5%, 2038                   1,000,000               1,018,450
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis
Marion University), "A", MBIA, 5%, 2034                                                         1,945,000               1,996,173
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2010 (c)                      1,555,000               1,628,380
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", AMBAC, 5%, 2034                             3,665,000               3,757,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,057,574
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                                            $   75,000            $     76,674
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., FSA, 5%, 2027                                                         1,000,000               1,030,970
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                2,000,000               2,069,260
---------------------------------------------------------------------------------------------------------------------------------
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021           175,000                 181,193
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas,
AMBAC, 5.7%, 2024                                                                               2,000,000               2,003,080
---------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                         2,700,000               3,188,943
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, FSA, RITES, 6.548%, 2015 (c)(n)(v)                        1,000,000               1,057,250
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, "TT", 5%, 2027                                              530,000                 545,540
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2010 (c)                                200,000                 209,384
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                                   2,000,000               2,050,060
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                 1,500,000               1,539,555
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,951,909
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.6%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                                      $1,000,000            $  1,025,430
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                             2,000,000               2,077,740
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, Water & Sewer Systems Rev., "A", FSA, 4.75%, 2029                          1,000,000               1,009,810
---------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028                     1,000,000               1,024,070
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)                                     2,000,000               2,101,280
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029                                    1,020,000               1,054,374
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                                 595,000                 614,451
---------------------------------------------------------------------------------------------------------------------------------
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032                     920,000                 959,827
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Broad River Sewer Systems Rev., "B", XLCA, 4.5%, 2035                      1,000,000                 952,810
---------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA, 5.375%, 2023              500,000                 528,030
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                           1,250,000               1,309,913
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., "A", FSA, 4.375%, 2028                                        2,000,000               1,877,980
---------------------------------------------------------------------------------------------------------------------------------
Sumter, SC, Waterworks & Sewer Systems Rev., 5%, 2025                                           1,540,000               1,603,356
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027            1,490,000               1,540,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,679,791
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $158,795,886
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
Center), 3.86%, due 7/02/07                                                                    $  100,000            $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07              2,300,000               2,300,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.88%, due 7/02/07           100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.86%, due 7/02/07                                                                                200,000                 200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.95%, due 7/02/07                                                                                240,000                 240,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  2,940,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $161,735,886
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                                (8,783,898)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $152,951,988
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $158,795,886 and 98.18% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of this security was $1,057,250, representing 0.69% of net assets.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:
ETM        Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
ASST GTY   Asset Guaranty Insurance Co.
CIFG       CDC IXIS Financial Guaranty
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FSA        Financial Security Assurance Inc.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RITES    Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $146,920,870
                                                                              ============
Gross unrealized appreciation                                                 $  6,172,716
Gross unrealized depreciation                                                     (657,756)
                                                                              ------------
      Net unrealized appreciation (depreciation)                              $  5,514,960
                                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                            UNREALIZED
                     NOTIONAL                                          CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION            AMOUNT              COUNTERPARTY                 TO RECEIVE           TO PAY         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/1/07      USD   3,000,000       Merrill Lynch Capital Services      7-Day BMA      2.795% (fixed rate)      $13,741

10/17/17     USD   2,000,000                Citibank                   7-Day BMA      3.714% (fixed rate)       44,399
                                                                                                               -------
                                                                                                               $58,140
                                                                                                               =======

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) TENNESSEE MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                         SHARES/PAR               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021                $1,500,000            $  1,527,135
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2009 (c)                                              $1,570,000            $  1,614,117
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                        770,000                 791,837
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Authority, 5.5%, 2021                                               1,000,000               1,090,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,496,214
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside
Redevelopment Corp.), FSA, 4.375%, 2026                                                        $2,000,000            $  1,903,540
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008 (c)                                645,000                 660,377
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,563,917
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)                                      $  455,000            $    469,610
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2016                                             190,000                 195,679
---------------------------------------------------------------------------------------------------------------------------------
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)                                     1,980,000               2,069,258
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                              915,000                 926,492
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                              975,000                 987,246
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School & Public Improvement, 5%, 2022                                    1,510,000               1,554,183
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School District, 5.875%, 2010 (c)                                        1,100,000               1,156,133
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5.875%, 2010 (c)                                     2,000,000               2,102,060
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                           1,575,000               1,662,082
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,122,743
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 16.2%
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
Center Hospital), MBIA, 5.25%, 2016                                                            $1,375,000            $  1,376,842
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
Center Hospital), ETM, MBIA, 5%, 2018 (c)                                                       1,500,000               1,532,985
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
Health), "A", 5.5%, 2036                                                                          600,000                 622,824
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Baptist Health Systems), 6.5%, 2031                                                              300,000                 310,002
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic
Healthcare Partners), 5.25%, 2030                                                               1,000,000               1,027,540
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant
Health),  "A", 0%, 2036                                                                         4,000,000                 864,520
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (East
Tennessee Children's Hospital), 5.75%, 2033                                                       450,000                 471,780
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort
Sanders), MBIA, 5.75%, 2014                                                                     3,250,000               3,547,017
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2036                                                  1,000,000               1,009,790
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.,  "A",
FSA, 5%, 2013 (c)                                                                                 545,000                 571,345
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.,  "A",
FSA, 5%, 2022                                                                                     455,000                 467,513
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville, TN, Davidson Town, 5.25%, 2008 (c)                             540,000                 555,757
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville, TN, Davidson Town Unrefunded Hospital, 5.25%, 2008 (c)         460,000                 473,423
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                                                                       625,000                 695,256
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                                                                       375,000                 417,154
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Judes
Children's Research), 5.5%, 2009 (c)                                                            1,750,000               1,835,837
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical
Center), 5.25%, 2013                                                                            1,000,000                 995,850
---------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                               750,000                 760,838
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,536,273
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), "A",
5.125%, 2023                                                                                   $  500,000            $    487,055
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown
Village), 7.25%, 2034                                                                             250,000                 255,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    742,665
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                 $  945,000            $    964,618
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                      320,000                 347,933
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,312,551
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev. (Bowater, Inc.),
7.625%, 2016                                                                                   $1,000,000            $  1,002,100
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)                      $2,000,000            $  2,107,760
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)                        1,665,000               1,772,526
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,880,286
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA,
6.125%, 2019                                                                                   $  400,000            $    416,956
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Community Development Corp., 5%, 2024                                            1,000,000               1,032,720
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point Apartments), MBIA,
5.85%, 2020                                                                                     1,000,000               1,029,870
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place
Apartments Project), FNMA, 5.125%, 2038                                                         1,000,000               1,006,910
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing
Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                           500,000                 518,790
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing
Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                                           485,000                 489,467
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,494,713
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 13.2%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                              $1,500,000            $  1,547,820
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                                175,000                 175,000
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014                   2,535,000               2,594,522
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                     645,000                 638,111
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                     660,000                 652,661
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                     575,000                 568,387
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                     690,000                 681,775
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020                        900,000                 914,040
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026                      1,995,000               1,999,090
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027                     735,000                 736,918
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.85%, 2032                   1,000,000                 970,700
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032                 685,000                 698,262
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.125%, 2034                    915,000                 928,917
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034                   1,145,000               1,165,553
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,271,756
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Town Public Building Authority, Local Government Public
Improvement, "B", AMBAC, 4.375%, 2038                                                          $1,500,000            $  1,372,560
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Town Public Building Authority, Local Government Public
Improvement,  "B", XLCA, 4.375%, 2035                                                           1,000,000                 933,530
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018                               1,000,000               1,051,360
---------------------------------------------------------------------------------------------------------------------------------
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)             3,000,000               3,164,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,521,610
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                $  730,000            $    751,491
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                        $  350,000            $    359,635
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2031                                                      750,000                 754,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,114,555
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020                          $1,000,000            $  1,006,830
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024                        3,750,000               3,809,738
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                   1,985,000               2,017,733
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,834,301
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Clarksville, TN, Electrical Systems Rev., XLCA, 5%, 2032                                       $  500,000            $    516,870
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                            1,000,000               1,000,670
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceberg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)                                         1,255,000               1,295,009
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021       1,500,000               1,550,520
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., "A",
AMBAC, 5%, 2029                                                                                 1,500,000               1,547,340
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA,
0%, 2012                                                                                        3,305,000               2,688,816
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,599,225
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition, "A", 5.25%, 2026                                                 $1,000,000            $  1,063,670
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 18.1%
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027                      $3,000,000            $  3,088,680
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024                  1,500,000               1,543,575
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "N", FGIC, 5%, 2036                  1,000,000               1,037,410
---------------------------------------------------------------------------------------------------------------------------------
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC,
5.25%, 2037                                                                                     1,000,000               1,049,950
---------------------------------------------------------------------------------------------------------------------------------
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                            2,750,000               2,763,310
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                                 625,000                 641,050
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                               1,145,000               1,174,404
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                                 770,000                 802,109
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., ETM, MBIA, 0%, 2007 (c)                     1,920,000               1,890,854
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)                        2,000,000               2,144,480
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, "Y", FSA, 5%, 2011 (c)                                          380,000                 393,133
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Unrefunded, FSA, 5%, 2021                                       420,000                 430,387
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 6%, 2010 (c)                                                                  1,000,000               1,049,590
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 5%, 2012 (c)                                                                  1,500,000               1,561,695
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,570,627
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $106,405,832
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.95%, due 7/02/07                                                                             $  100,000            $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public
Improvement), 3.95%, due 7/02/07                                                                  200,000                 200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public
Improvement), 3.95%, due 7/02/07                                                                  420,000                 420,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    720,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $107,125,832
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   1,219,681
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $108,345,513
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $106,405,832 and 99.33% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity
LIBOR    London Interbank Offered Rate

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $103,930,219
                                                                             ============
Gross unrealized appreciation                                                $  3,813,625
Gross unrealized depreciation                                                    (618,012)
                                                                             ------------
      Net unrealized appreciation (depreciation)                             $  3,195,613
                                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                UNREALIZED
                     NOTIONAL                                           CASH FLOWS           CASH FLOWS        APPRECIATION
EXPIRATION            AMOUNT            COUNTERPARTY                    TO RECEIVE             TO PAY         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
1/09/18    USD      2,250,000     Merrill Lynch Capital Services     5.771% (fixed rate)    3-Month LIBOR        $ 12,330

7/11/27    USD      2,000,000     Citibank                           3.940% (fixed rate)    7 Day BMA             (63,008)

1/09/28    USD      2,000,000     Citibank                           5.902% (fixed rate)    3-Month LIBOR          19,096
                                                                                                                 --------
                                                                                                                 $(31,582)
                                                                                                                 ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) VIRGINIA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                         SHARES/PAR               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 102.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 8.9%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024                   $ 1,000,000           $  1,027,580
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                           705,000                718,564
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FSA, 5%, 2032                          1,455,000              1,478,571
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035                         3,000,000              3,038,190
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2007 (c)                         2,465,000              2,498,549
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2007 (c)                       11,000,000             11,156,200
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                                     1,755,000              1,845,137
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                         3,000,000              3,070,680
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                                      720,000                735,595
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,569,066
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Newport News, VA, Economic Development, "A", 5%, 2031                                          $ 1,595,000           $  1,653,233
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                   2,000,000              2,088,820
---------------------------------------------------------------------------------------------------------------------------------
Stafford County, VA, Industrial Development Authority Rev., "B", MBIA, 5%, 2034                  3,060,000              3,159,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,901,228
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 12.9%
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, 4.5%, 2028                                                               $ 1,075,000           $  1,045,491
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010 (c)                                                            1,900,000              1,995,608
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 5%, 2011 (c)                                                            2,015,000              2,085,364
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010 (c)                                                    3,280,000              3,505,467
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010 (c)                                                    3,480,000              3,719,215
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)                                                1,765,000              1,862,869
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                                       2,210,000              2,327,727
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, "A", FSA, 5.5%, 2009 (c)(u)                                1,230,000              1,283,382
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2008                                                                           2,000,000              1,960,140
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "A", FSA, 5.125%, 2010 (c)                                                         5,000,000              5,192,600
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2008                                                                      5,270,000              5,164,969
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2009                                                                      5,175,000              4,871,900
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)                                                  1,880,000              1,974,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 36,989,446
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                               $ 1,000,000           $  1,069,990
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha
Jefferson Hospital), 5.25%, 2035                                                               $ 3,000,000           $  3,068,610
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center
Arlington Health Systems), 5.25%, 2011 (c)                                                       2,600,000              2,745,834
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), "B",                    750,000                757,965
5.125%, 2033
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Industrial Development Authority, Hospital Rev. (Rockingham
Memorial Hospital), AMBAC, 4.5%, 2041                                                            3,000,000              2,816,100
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems,
Inc.), "A", 5.6%, 2030                                                                           2,000,000              2,077,580
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health
Systems, Inc.), MBIA, 6.25%, 2020                                                                1,500,000              1,742,025
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital
Center), "A", 6.1%, 2012 (c)                                                                     1,000,000              1,098,080
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev. (Central
Health), 5.2%, 2008 (c)                                                                            855,000                869,338
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev.,
Unrefunded Balance (Central Health), 5.2%, 2018                                                    145,000                147,255
---------------------------------------------------------------------------------------------------------------------------------
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018                         3,000,000              3,090,690
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018            3,580,000              3,645,729
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                                                       2,005,000              2,244,958
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac
Hospital Corp.), 5.2%, 2026                                                                      1,000,000              1,028,940
---------------------------------------------------------------------------------------------------------------------------------
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial
Hospital), "B", ETM, MBIA, 6.125%, 2017 (c)                                                      3,000,000              3,414,780
---------------------------------------------------------------------------------------------------------------------------------
Winchester VA, Industrial Development Hospital Valley Health Systems Obligated,
5.25%, 2037                                                                                      2,000,000              2,057,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,805,064
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Residential Care Facilities
(Goodwin House, Inc.), 5.125%, 2042                                                            $ 1,000,000           $    999,110
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities
(United Methodist Homes), "A", 6.7%, 2027                                                          750,000                790,822
---------------------------------------------------------------------------------------------------------------------------------
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal
at Lexington),  "A ", 5.5%, 2037                                                                 1,000,000                994,210
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                                                                      750,000                776,940
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Residential Care
Facilities (Westminster Presbyterian Retirement Community, Inc.), 5.125%, 2026                     750,000                752,513
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake
Prince Center, Inc.), 5.3%, 2031                                                                   750,000                754,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,067,698
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                            $ 1,500,000           $  1,596,300
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                                      1,750,000              1,780,572
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,376,872
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott
Hotel), 7.125%, 2015                                                                           $ 2,000,000           $  2,017,100
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033       1,000,000              1,072,820
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                       750,000                815,468
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,905,388
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.),
5.6%, 2025                                                                                     $ 1,000,000           $  1,006,840
---------------------------------------------------------------------------------------------------------------------------------
Hopewell, VA, Industrial Development Authority, Environmental Impact Rev.
(Smurfit-Stone Container), 5.25%, 2015                                                             740,000                737,595
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                            1,750,000              1,752,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,496,623
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
Apartments), "B", 9%, 2018                                                                     $ 3,545,000           $  3,575,629
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA,
5.15%, 2031                                                                                      3,000,000              3,066,300
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                                    1,345,000              1,349,129
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                                   2,000,000              2,045,180
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                                    3,000,000              3,046,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,083,038
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                              $ 1,630,000           $  1,668,615
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.4%, 2022                           $ 1,270,000           $  1,208,811
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.75%, 2032                            1,795,000              1,716,056
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "A", 5%, 2031                                            2,000,000              2,016,520
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "C", 4.66%, 2027                                         1,285,000              1,209,339
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "B ", 4.75%, 2032                                        2,000,000              1,912,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,063,326
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                                            $ 3,090,000           $  3,416,304
---------------------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021 (n)        1,500,000              1,544,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,960,974
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 18.7%
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                                      $ 1,830,000           $  1,875,164
---------------------------------------------------------------------------------------------------------------------------------
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034            1,000,000              1,039,310
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011     3,985,000              4,072,511
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017     2,000,000              2,042,340
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease Rev.,
7.5%, 2088                                                                                         470,000                470,949
---------------------------------------------------------------------------------------------------------------------------------
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", MBIA, 5%, 2030           2,500,000              2,575,000
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029          1,000,000              1,034,600
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project,
5%, 2030                                                                                         1,000,000              1,027,120
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail),
6%, 2009 (c)                                                                                     1,650,000              1,754,065
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail),
6%, 2009 (c)                                                                                     1,750,000              1,860,372
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum Springs Community
Centers), 5.5%, 2017                                                                             2,225,000              2,246,204
---------------------------------------------------------------------------------------------------------------------------------
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School &
Capital Improvement, "B", FSA, 5%, 2035 (n)                                                      2,875,000              2,962,630
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036               2,000,000              2,053,380
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)             1,000,000              1,059,810
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)              2,000,000              2,131,000
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2011 (c)                          1,000,000              1,076,270
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2011 (c)                          1,120,000              1,205,422
---------------------------------------------------------------------------------------------------------------------------------
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                                3,405,000              3,482,089
---------------------------------------------------------------------------------------------------------------------------------
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2034     1,000,000              1,030,670
---------------------------------------------------------------------------------------------------------------------------------
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital
Projects), AMBAC, 5.25%, 2033                                                                    1,000,000              1,046,910
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Lease Partnerships, 5%, 2021                                          1,500,000              1,548,615
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                        1,000,000              1,094,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., "A", AMBAC, 5.375%, 2013 (u)                                   4,000,000              4,290,960
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC, 5%, 2022                   1,600,000              1,640,176
---------------------------------------------------------------------------------------------------------------------------------
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035 (n)                              1,720,000              1,769,416
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)                 2,000,000              2,084,080
---------------------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                                     3,750,000              3,739,613
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017                                 1,360,000              1,399,902
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 53,612,858
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
Expansion), 6.125%, 2010 (c)                                                                   $ 3,500,000           $  3,746,785
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                                 1,000,000              1,023,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,770,555
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $   435,000           $    450,308
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                            965,000              1,002,886
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                       2,000,000                 74,020
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        510,000                514,208
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)                                    1,000,000              1,099,210
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                     2,000,000              1,901,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,042,032
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                $ 1,500,000           $  1,115,355
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
5%, 2029                                                                                       $ 1,210,000           $  1,252,532
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet
Briar), 5%, 2026                                                                               $ 1,770,000           $  1,773,752
---------------------------------------------------------------------------------------------------------------------------------
Danville, VA, Industrial Development Authority, Educational Facilities Rev.
(Averett University), 6%, 2022                                                                     500,000                516,220
---------------------------------------------------------------------------------------------------------------------------------
University of Virginia (University Revenue), "B", 5%, 2027                                       2,690,000              2,775,865
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Hampton
University), 6%, 2010 (c)                                                                        1,000,000              1,062,710
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilitiess Rev. (Roanoke
College), 4.5%, 2037                                                                             1,250,000              1,166,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,295,047
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power
Co.), 5.25%, 2008                                                                              $   750,000           $    750,772
---------------------------------------------------------------------------------------------------------------------------------
Halifax County, VA, Industrial Development Authority (Old Dominion Electric
Cooperative), AMBAC, 5.625%, 2028                                                                3,000,000              3,180,030
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
6.5%, 2017                                                                                         700,000                753,151
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,683,953
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)                                   $   240,000           $    269,242
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                                                2,020,000              2,089,286
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2010 (c)(u)                                2,500,000              2,624,450
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2010 (c)(u)                              2,540,000              2,688,057
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)(u)                               5,000,000              5,308,950
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)                                           5,000,000              5,207,250
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2027                                               1,000,000              1,036,780
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 4.5%, 2033                                             4,000,000              3,858,680
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                               1,000,000              1,033,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,116,245
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 16.1%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)                                         $ 1,000,000           $  1,056,080
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)                                           3,155,000              3,331,932
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2032                                               2,000,000              2,042,960
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027                                   3,210,000              3,301,036
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037                                             3,600,000              3,343,860
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)                              2,000,000              2,082,300
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                                 120,000                128,930
---------------------------------------------------------------------------------------------------------------------------------
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                                       1,450,000              1,486,598
---------------------------------------------------------------------------------------------------------------------------------
Upper Occoquan, VA, Sewer Authority, "A ", FSA, 4.5%, 2029                                       5,000,000              4,863,800
---------------------------------------------------------------------------------------------------------------------------------
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                         1,000,000              1,065,360
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., 5%, 2021 (u)                                                  2,780,000              2,892,812
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., 5%, 2023 (u)                                                  3,040,000              3,153,118
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., 5%, 2033 (u)                                                  5,020,000              5,170,399
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater),
5.75%, 2021                                                                                      1,335,000              1,414,459
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)                                   1,135,000              1,186,608
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)                                     2,750,000              2,924,790
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                             350,000                368,043
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                             630,000                662,477
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                            660,000                702,088
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                            710,000                755,277
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                            700,000                744,639
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                            750,000                797,828
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019                                230,000                243,575
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019                                  90,000                 94,295
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020                                240,000                253,990
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project),
5%, 2035                                                                                         2,015,000              2,074,604
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 46,141,858
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $292,987,763
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "C", 3.8%, due 7/05/07                                                              $   100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
Hospital), 3.86%, due 7/02/07                                                                      100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
Corp.), "A", 3.78%, due 7/04/07                                                                    200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07               300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.88%, due 7/02/07            315,000                315,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "A", 3.88%, due 7/02/07          1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 3.73%, due 7/04/07                                        100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Govenment Public Improvement III,
"A-2 ", 3.76%, due 7/05/07                                                                       2,045,000              2,045,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II,
"E-1", 3.76%, due 7/05/07                                                                        1,600,000              1,600,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement,
"B-4", 3.95%, due 7/02/07                                                                           50,000                 50,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                    $ 5,810,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $298,797,763
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.3)%                                                                               (12,266,775)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $286,530,988
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $292,987,763 and 98.1% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,276,716, representing 2.2% of net assets.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
COP      Certificate of Participation
ETM      Escrowed to Maturity
LIBOR    London Interbank Offered Rate

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance Inc.
MBIA     MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $274,843,465
                                                                           ============
Gross unrealized appreciation                                              $  9,386,841
Gross unrealized depreciation                                                (1,131,683)
                                                                           ------------
      Net unrealized appreciation (depreciation)                           $  8,255,158
                                                                           ============


The aggregate cost above includes prior fiscal year end tax adjustments.


(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                  UNREALIZED
                    NOTIONAL                                         CASH FLOWS              CASH FLOWS          APPRECIATION
EXPIRATION           AMOUNT             COUNTERPARTY                 TO RECEIVE                TO PAY           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07    USD    6,000,000   Merrill Lynch Capital Services         7-Day BMA           2.795% (fixed rate)     $  27,482

 1/09/18    USD    3,250,000   Merrill Lynch Capital Services     5.771% (fixed rate)        3-Month LIBOR           17,811

11/28/19    USD    3,500,000   Goldman Sachs International         5.5% (fixed rate)         3-Month LIBOR          (67,326)

11/20/22    USD    4,000,000   Goldman Sachs International        5.496% (fixed rate)        3-Month LIBOR         (109,713)

 7/11/27    USD    3,000,000   Citibank                           3.94% (fixed rate)           7-Day BMA            (94,511)

11/21/27    USD    3,000,000   Morgan Stanley Capital             5.542% (fixed rate)        3-Month LIBOR          (95,366)
                               Services, Inc.

 1/09/28    USD    3,000,000   Citibank                           5.902% (fixed rate)        3-Month LIBOR           28,645
                                                                                                                  ---------
                                                                                                                  $(292,978)
                                                                                                                  =========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                         SHARES/PAR               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.5%
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                                $1,140,000            $  1,211,250
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)(u)                       6,000,000               6,308,580
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                                    1,500,000               1,560,870
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                            2,000,000               2,060,600
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                1,000,000               1,040,030
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA,                 2,000,000               2,199,260
5.25%, 2025
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)                                      2,000,000               2,110,580
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Sewer Improvements, FGIC, 5.5%, 2017                                              2,565,000               2,661,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,152,409
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                          $1,390,000            $  1,431,783
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, "A", FSA, 5.5%, 2009 (c)(u)                               1,800,000               1,878,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,309,903
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)                           $1,680,000            $  1,775,609
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                       2,350,000               2,432,884
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                       3,000,000               3,089,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,298,313
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital), ETM, 7.5%, 2007 (c)       $   30,000            $     30,449
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Community Hospital Rev. (Monongalia General
Hospital), "A", 5.25%, 2035                                                                     2,000,000               2,028,640
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
Center), 5.75%, 2013                                                                              750,000                 733,470
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.),
FSA, 5.2%, 2021                                                                                 1,000,000               1,046,480
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital
Medical Center), 6.375%, 2031                                                                     600,000                 625,008
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General
Hospital), 6.625%, 2019                                                                           300,000                 300,093
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical
Office Building), 7.25%, 2014                                                                   1,510,000               1,514,470
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University
Hospital), AMBAC, 5%, 2018                                                                      1,000,000               1,010,220
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)                    2,000,000               2,374,480
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Rev.,  "A", AMBAC, 5%, 2022                           2,500,000               2,583,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,246,685
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC,
5.25%, 2008 (c)                                                                                $2,625,000            $  2,704,144
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029                                  300,000                 304,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,008,929
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                                        $  350,000            $    380,551
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking
Garage), AMBAC, 5.8%, 2020                                                                     $1,260,000            $  1,323,340
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                         $   50,000            $     50,199
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, 0%, 2014 (c)                                                                1,920,000               1,300,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,351,095
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                                                                   $  670,000            $    656,781
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., 5.25%, 2018                                          915,000                 933,446
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., 5.3%, 2023                                           820,000                 830,209
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev.,  "B", 5.15%, 2032                                  3,410,000               3,430,665
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev.,  "A", 4.625%, 2032                                 1,000,000                 939,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,790,681
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 24.9%
---------------------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                        $1,740,000            $  1,779,916
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "A", AMBAC, 5.375%, 2018 (u)                                 9,040,000               9,867,341
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "B", AMBAC, 5.375%, 2018 (u)                                 2,500,000               2,728,800
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2007 (c)                          3,150,000               3,150,000
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2008 (c)                          3,050,000               2,936,845
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)                          1,000,000                 925,150
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
MBIA, 5.5%, 2013                                                                                1,000,000               1,072,100
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), 5%, 2020 (n)     1,000,000               1,027,730
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
MBIA, 5%, 2026                                                                                  2,100,000               2,154,936
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (State Office Building), "B", MBIA,
5.25%, 2030                                                                                     1,355,000               1,415,514
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                       1,000,000               1,034,320
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Department of Environmental
Protection, 5.5%, 2022                                                                          2,000,000               2,128,580
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Lease Rev. (State Office Building),
"B", MBIA, 5.25%, 2025                                                                            645,000                 674,915
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home),
5.5%, 2034                                                                                      1,000,000               1,023,960
---------------------------------------------------------------------------------------------------------------------------------
West Virginia School Building Authority, Rev.,  "A", FGIC, 5%, 2020                             2,000,000               2,102,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 34,022,867
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                               $  500,000            $    511,885
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgantown, WV, Tax Increment Rev., Parking Garage Project,  "A", 5%, 2033                     $  500,000            $    487,915
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $  645,000            $    667,697
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, ETM, FGIC, 0%, 2008 (c)                       $  610,000            $    587,369
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
5%, 2029                                                                                       $1,820,000            $  1,883,973
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 22.7%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza), MBIA,
5%, 2021                                                                                       $1,270,000            $  1,303,998
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                        3,210,000               3,295,643
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev.,  "A", FGIC, 5.375%, 2027                   1,500,000               1,586,835
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev.,  "A", FGIC, 5%, 2032                       2,250,000               2,304,158
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev.,  "B", FGIC, 5.25%, 2022                    5,130,000               5,367,981
---------------------------------------------------------------------------------------------------------------------------------
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities
Projects), MBIA, 5%, 2035                                                                       1,675,000               1,723,391
---------------------------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                                         500,000                 523,710
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019           1,680,000               1,743,991
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education (Student Union James C. Wilson
College), 5.125%, 2022                                                                          1,500,000               1,562,265
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education, "B", FGIC, 5%, 2029                               3,000,000               3,077,400
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education,  "A", MBIA, 5%, 2010                                595,000                 611,345
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007 (c)                                   2,000,000               2,027,640
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)     2,705,000               2,873,900
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (West Virginia University), MBIA,
5.5%, 2020                                                                                      1,700,000               1,889,533
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028                   1,000,000               1,032,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,924,190
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022                   $  750,000            $    776,542
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev.,
AMBAC, 4.9%, 2037                                                                               5,000,000               4,984,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,760,742
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District,  "A", 5%, 2047                             $1,000,000            $    968,120
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022           300,000                 290,037
---------------------------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                                 200,000                 217,822
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                   500,000                 499,195
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program,  "B", AMBAC, 5.125%, 2024               2,140,000               2,236,386
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                              1,000,000               1,066,430
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                              1,000,000               1,050,100
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                                 2,850,000               2,934,303
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, "A", FGIC, 5%, 2033                                  1,500,000               1,538,910
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)               390,000                 408,548
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)               895,000                 937,566
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., "A", AMBAC, 5%, 2033            1,950,000               2,004,678
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Rev., ETM, 7.1%, 2009 (c)                               80,000                  83,018
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,235,113
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $143,943,657
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07             $  200,000            $    200,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.88%, due 7/02/07           200,000                 200,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev.,
"A", 3.87%, due 7/02/07                                                                           100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    500,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $144,443,657
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.9)%                                                                                (8,080,611)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $136,363,046
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $143,943,657 and 99.65% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,027,730, representing 0.8% of net assets.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
CIFG     CDC IXIS Financial Guaranty
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance Inc.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $131,391,286
                                                                           ============
Gross unrealized appreciation                                              $  3,881,565
Gross unrealized depreciation                                                  (527,383)
                                                                           ------------
      Net unrealized appreciation (depreciation)                           $  3,354,182
                                                                           ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                UNREALIZED
                    NOTIONAL                                            CASH FLOWS         CASH FLOWS          APPRECIATION
EXPIRATION           AMOUNT              COUNTERPARTY                   TO RECEIVE           TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07    USD    3,000,000      Merrill Lynch Capital Services         7-Day BMA     2.795% (fixed rate)      $ 13,741

10/17/07    USD    2,000,000      Citibank                               7-Day BMA     3.714% (fixed rate)        44,399

11/07/17    USD    1,000,000      Citibank                               7-Day BMA     3.694% (fixed rate)        23,958

 7/23/22    USD    1,000,000      Merrill Lynch Capital Services         7-Day BMA     3.889% (fixed rate)        23,374
                                                                                                                --------
                                                                                                                $105,472
                                                                                                                ========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) MUNICIPAL INCOME FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                 SHARES/PAR       VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.4%
-----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev., "B", 6%, 2025         $   205,000    $      203,219
-----------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev., "B", 6%, 2037             240,000           237,036
-----------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev., "B", 6%, 2037             100,000           100,444
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., XLCA, 6%, 2029 (u)                                      6,000,000         6,477,060
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien Passenger Facility D),
AMBAC, 5.5%, 2019                                                                                       2,195,000         2,307,141
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B),
FSA, 5.75%, 2022                                                                                        1,125,000         1,202,715
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B),
FSA, 5.75%, 2022 (u)                                                                                    8,000,000         8,552,640
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                         4,345,000         4,447,585
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                             5,000,000         5,256,700
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Local Public Improvement (Airport Authority Project), "I", MBIA, 5%, 2034               900,000           909,511
-----------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County, KY, Regional Airport Authority, "A", MBIA, 6.5%, 2017                    3,000,000         3,066,658
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                                                1,500,000         1,591,680
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                   2,465,000         3,140,755
-----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                                 500,000           504,328
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group),
5.5%, 2024                                                                                                875,000           919,781
-----------------------------------------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport),
MBIA, 5.875%, 2013                                                                                      1,485,000         1,543,552
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                                 1,080,000         1,124,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   41,584,899
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010 (c)                                                                   $ 3,785,000    $    4,051,918
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, AMBAC, 5.5%, 2018 (u)                                                                     11,800,000        12,910,970
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2009 (c)                               4,000,000         4,141,520
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5.7%, 2012 (c)                             3,000,000         3,255,300
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                                                      5,740,000         6,067,582
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", ETM, FGIC, 7%, 2009 (c)                                             4,680,000         4,814,316
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008 (c)                                                      6,245,000         6,408,681
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                                       6,000,000         6,584,460
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                       2,300,000         2,541,891
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                       1,035,000         1,084,067
-----------------------------------------------------------------------------------------------------------------------------------
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                             3,170,000         3,271,028
-----------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                      200,000           213,250
-----------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                      830,000           884,988
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010 (c)                                                                    1,000,000         1,083,320
-----------------------------------------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                           6,000,000         6,127,078
-----------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                              4,165,000         4,455,176
-----------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                                 2,370,000           740,670
-----------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                      1,360,000           604,831
-----------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                      1,335,000           531,982
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                                                  3,205,000         3,368,038
-----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009 (c)                                                                           800,000           833,264
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5%, 2017                                                                       2,000,000         2,053,279
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Urban Development Corp., 5.5%, 2008 (c)                                                   1,325,000         1,348,201
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Urban Development Corp., 5.5%, 2016                                                      13,365,000        13,514,822
-----------------------------------------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                                                          100,000           107,015
-----------------------------------------------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                                  2,000,000         2,106,360
-----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                      1,835,000           964,623
-----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                      3,150,000         1,350,563
-----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                      3,185,000         1,276,007
-----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                      3,150,000         1,180,368
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2009 (c)(u)                                                                 11,650,000        12,198,133
-----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                           2,405,000         2,538,261
-----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                           1,115,000         1,176,782
-----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                          10,230,000        10,796,844
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                                                         5,000,000         5,357,050
-----------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                       500,000           516,615
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                                                        3,880,000         4,141,124
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                                                           4,360,000         4,738,666
-----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", 6%, 2010 (c)                                                                   1,200,000         1,265,340
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  140,604,383
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                                      $ 1,000,000    $    1,058,350
-----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                       90,000            93,912
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                                                                  3,095,000         3,305,986
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)                                                         2,905,000         3,108,815
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "A", XLCA, 7%, 2021        10,185,000        12,317,230
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "C", XLCA, 6.1%, 2013      10,200,000        11,263,146
-----------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2010 (c)                                                                        3,475,000         3,694,794
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   34,842,233
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.7%
-----------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                                   $ 2,190,000    $      879,176
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                                      5,160,000         5,337,504
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                                     20,295,000        22,391,676
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                                      3,000,000         3,077,520
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.25%, 2019 (u)                                                 10,000,000        10,885,500
-----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010                                                  4,000,000         4,322,480
-----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031                                 1,725,000           503,459
-----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034                                 1,300,000           321,685
-----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036                                 1,630,000           361,730
-----------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2017 (u)                                    2,990,000         3,248,067
-----------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                                3,000,000         3,162,060
-----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education Capital Outlay, Public Education, "A", 5%, 2008 (c)                          1,000,000         1,020,570
-----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                                1,735,000         2,038,452
-----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                                         265,000           340,106
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                         865,000           924,460
-----------------------------------------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                                  1,225,000         1,398,448
-----------------------------------------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                                     1,000,000         1,032,170
-----------------------------------------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009 (c)                                        2,500,000         2,557,650
-----------------------------------------------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                              1,000,000         1,033,180
-----------------------------------------------------------------------------------------------------------------------------------
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                            2,505,000           971,489
-----------------------------------------------------------------------------------------------------------------------------------
Joshua, TX, Independent School District, 4.75%, 2033                                                   11,585,000        11,447,718
-----------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)                                                 1,245,000         1,342,073
-----------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)                                                   1,345,000         1,455,303
-----------------------------------------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                                                    225,000           237,692
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2014 (c)                                                                 1,150,000         1,265,621
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)                                        640,000           699,264
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                     2,250,000           825,503
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                     2,000,000           689,960
-----------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010 (c)                                                       1,150,000         1,223,140
-----------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010 (c)                                                       1,000,000         1,063,600
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                                 7,385,000         3,850,761
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
FGIC, 0%, 2026                                                                                          4,180,000         1,575,317
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
FGIC, 0%, 2031                                                                                          4,230,000         1,187,657
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
"N", PSF, 0%, 2029                                                                                      4,000,000         1,257,200
-----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                                1,000,000         1,127,710
-----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                                1,000,000         1,130,140
-----------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                                                  700,000           723,149
-----------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                    5,000,000         1,744,350
-----------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                                                 1,500,000         1,599,195
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                                     750,000           789,128
-----------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation, School Building, "N",
PSF, 0%, 2031                                                                                           2,275,000           649,581
-----------------------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013 (c)                   2,200,000         2,327,490
-----------------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation, "N",
PSF, 0%, 2014                                                                                              90,000            63,282
-----------------------------------------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                                            1,705,000         1,801,656
-----------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028                    740,000           248,655
-----------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)                                      2,000,000         2,189,400
-----------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)                                      2,000,000         2,189,400
-----------------------------------------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                            2,500,000         2,567,450
-----------------------------------------------------------------------------------------------------------------------------------
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030                             1,610,000           506,007
-----------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                            1,900,000         1,989,471
-----------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                            2,000,000         2,089,500
-----------------------------------------------------------------------------------------------------------------------------------
Van, TX, Independent School District, 5%, 2038                                                         10,770,000        10,958,690
-----------------------------------------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029              2,150,000           755,768
-----------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                   1,665,000         1,757,058
-----------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                   1,765,000         1,862,587
-----------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                                5,035,000         5,231,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  138,228,921
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.6%
-----------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                          $ 1,000,000    $    1,042,720
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
9.25%, 2010 (c)                                                                                           650,000           766,298
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), "A",
5%, 2028                                                                                                  255,000           244,642
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), "B",
9.25%, 2010 (c)                                                                                           350,000           412,622
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev., (West Penn Allegheny Health),
5.375%, 2040                                                                                            1,200,000         1,193,280
-----------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital), 5.75%, 2008 (c)           600,000           619,854
-----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                          2,000,000         2,038,320
-----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                            1,750,000         1,786,488
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), "A",
5.125%, 2031                                                                                              100,000            97,371
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., (Valleycare Health Systems),  "A ",
5%, 2022                                                                                                  195,000           191,162
-----------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013                   515,000           513,857
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011 (c)                                                                                        1,750,000         1,950,498
-----------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                                  900,000           978,651
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                       300,000           309,243
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                     2,440,000         2,515,176
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2011 (c)                                           500,000           538,960
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare), ETM, MBIA, 5.25%, 2019 (c)                  6,750,000         6,895,868
-----------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018               1,000,000         1,021,260
-----------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020               4,345,000         4,388,798
-----------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034              5,000,000         5,225,050
-----------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan
Littauer Hospital), "A", 5.75%, 2009                                                                      160,000           161,042
-----------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.),
5.5%, 2011 (c)                                                                                          2,000,000         2,106,240
-----------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                 2,100,000         2,140,362
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman Healthcare),
6.375%, 2011 (c)                                                                                        2,000,000         2,184,940
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp., "A", (Texas Children's Hospital),
ETM, 5.375%, 2015 (c)                                                                                   4,300,000         4,479,525
-----------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours) RIBS, FSA, 7.822%, 2027         5,000,000         6,393,100
-----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), "C",
5.25%, 2036                                                                                             2,085,000         2,128,139
-----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)       1,350,000         1,463,846
-----------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                                            2,595,000         2,768,190
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012                     1,600,000         1,632,688
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024                   5,500,000         5,589,760
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)              1,800,000         1,937,790
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                         7,500,000         7,853,850
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                      3,000,000         3,126,570
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
6%, 2010 (c)                                                                                            1,500,000         1,606,215
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)                   2,625,000         2,839,279
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                              3,040,000         3,103,688
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev., "A", (Advocate Health), MBIA, 5.7%, 2011                       660,000           674,381
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Hospital Rev. (Community Foundation Northwest), 5.5%, 2037      3,650,000         3,693,326
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039            1,170,000         1,164,407
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital Project), "N",
AMBAC, 5%, 2025                                                                                         5,980,000         6,147,141
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Deaconess Hospital), "A",
AMBAC, 5.375%, 2034                                                                                     2,640,000         2,774,508
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research
Foundation, Inc.), "A", 6.375%, 2021                                                                    1,700,000         1,817,759
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research
Foundation, Inc.), "A", 6.375%, 2031                                                                      500,000           532,725
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014            400,000           405,832
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031           250,000           264,513
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016              2,195,000         2,301,216
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)                2,355,000         2,560,968
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.625%, 2010 (c)                195,000           212,790
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.5%, 2020        3,645,000         3,888,012
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.625%, 2028         55,000            58,717
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee),
6.375%, 2022                                                                                            1,000,000         1,028,760
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University Health
Systems, Inc.), 5.25%, 2027                                                                               975,000           989,030
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health),
"A", 0%, 2035                                                                                           3,205,000           732,919
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health),
"A", 0%, 2037                                                                                           1,375,000           280,816
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health),
"A ", 0%, 2036                                                                                          2,010,000           434,421
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2036                                                          1,300,000         1,312,727
-----------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group), "A", MBIA, 5.25%, 2019                          1,100,000         1,130,877
-----------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025        1,000,000         1,032,120
-----------------------------------------------------------------------------------------------------------------------------------
Maple Grove, MN, Health Care Systems Rev. (Maple Grove Hospital Corp.), 5.25%, 2037                     1,825,000         1,857,102
-----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District (Munroe Regional Medical Center), 5.625%, 2009 (c)                 2,880,000         3,013,632
-----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District, Unrefunded (Munroe Regional Medical Center), 5.625%, 2019           480,000           494,030
-----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022                                         500,000           539,300
-----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 5.75%, 2015                                                      1,000,000         1,056,390
-----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2012 (c)             2,200,000         2,404,908
-----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), "A",
5.75%, 2012 (c)                                                                                           850,000           924,103
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033             1,420,000         1,467,982
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2010 (c)                                                                        2,000,000         2,176,560
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015         3,550,000         3,643,898
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012           400,000           431,476
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), "C",
5.75%, 2021                                                                                             1,900,000         2,021,049
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems),  "G ",
5%, 2032                                                                                                5,235,000         5,292,428
-----------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                       300,000           306,375
-----------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019           750,000           810,900
-----------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL (Public Facilities Jackson Health Systems), "A", MBIA, 5%, 2029                   4,040,000         4,137,849
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015                        800,000           825,504
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount Clemens), MBIA, 5.75%, 2009 (c)                   2,900,000         3,012,694
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), ETM, MBIA,
5.375%, 2014 (c)                                                                                          515,000           536,125
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., "A" (Crittenton), 5.625%, 2027                                1,000,000         1,049,960
-----------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.),
5.5%, 2035                                                                                              2,995,000         3,090,541
-----------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)                          750,000           830,018
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic),
5.25%, 2031                                                                                               585,000           588,188
-----------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                  1,710,000         1,768,858
-----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
Health System), 5.875%, 2011                                                                              280,000           288,361
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                            1,000,000         1,074,720
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017                820,000           892,349
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024                  500,000           537,155
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical Center), 6.5%, 2021                                  500,000           538,955
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2036                                                                    13,745,000         2,702,679
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation,  "B ", 0%, 2038                                                                   9,160,000         1,600,252
-----------------------------------------------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev. (Texas Health Resources System),
MBIA, 5%, 2008 (c)                                                                                      5,000,000         5,134,650
-----------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.),
6%, 2013 (c)                                                                                            5,000,000         5,297,000
-----------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013           900,000           880,164
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6%, 2014                     600,000           651,954
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031                   255,000           276,086
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems),
5.625%, 2012 (c)                                                                                        1,490,000         1,611,018
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare),
5.75%, 2012 (c)                                                                                         2,230,000         2,413,418
-----------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023             1,520,000         1,701,914
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny
Delaware Valley), MBIA, 5.875%, 2016                                                                    5,000,000         5,087,550
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2012 (c)                                                                        1,500,000         1,670,985
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group),
6.375%, 2012 (c)                                                                                        1,730,000         1,917,307
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group),
6.375%, 2021                                                                                              270,000           293,255
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group),
"A", FSA, 5%, 2032                                                                                      3,945,000         4,035,498
-----------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), "B", 6.375%, 2010 (c)                  665,000           721,957
-----------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), "B", 6.375%, 2022                      335,000           357,254
-----------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016                       770,000           794,910
-----------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                       290,000           295,948
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance
(Methodist Healthcare), 6.375%, 2012 (c)                                                                1,255,000         1,388,846
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
6%, 2012 (c)                                                                                              300,000           326,811
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
6%, 2012 (c)                                                                                              500,000           544,685
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
6.375%, 2012 (c)                                                                                          745,000           824,454
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems, Inc.),
"A", 5.625%, 2030                                                                                       2,055,000         2,135,145
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                                   500,000           533,710
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                          970,000           992,077
-----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)                                    1,500,000         1,611,345
-----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital),
"C", 5.875%, 2032                                                                                       1,000,000         1,039,420
-----------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                  3,000,000         3,125,460
-----------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                         400,000           429,324
-----------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031           500,000           535,560
-----------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier Memorial Hospital), 5.5%, 2007                      500,000           501,405
-----------------------------------------------------------------------------------------------------------------------------------
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047                                   2,715,000         2,727,163
-----------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)            750,000           831,143
-----------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center),
6.375%, 2031                                                                                              500,000           520,840
-----------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024               195,000           199,789
-----------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                                  1,000,000         1,052,160
-----------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                              1,250,000         1,310,663
-----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                           3,095,000         3,355,630
-----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                           2,465,000         2,669,496
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017            845,000           883,591
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021            650,000           674,902
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030       2,750,000         3,075,848
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare),
5.25%, 2031                                                                                             3,200,000         3,239,104
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
5.75%, 2012 (c)                                                                                         3,000,000         3,238,650
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
6.25%, 2012 (c)                                                                                         1,000,000         1,100,390
-----------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside Hospital),
6.8%, 2016                                                                                                355,000           375,359
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  239,981,486
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement Facility),
5.25%, 2008 (c)                                                                                       $ 2,500,000    $    2,519,725
-----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016            505,000           487,987
-----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026            1,130,000         1,070,946
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)                                   305,000           339,148
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025                                       195,000           213,484
-----------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), "A", 7.25%, 2035          105,000           121,501
-----------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), "A", 7.25%, 2035          270,000           312,431
-----------------------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), "A", GNMA, 6%, 2021                     200,000           213,956
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier Care), 7.125%, 2034                           790,000           808,628
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2011 (c)           465,000           557,149
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A", 5.5%, 2025         1,205,000         1,247,308
-----------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                       920,000           948,925
-----------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A", 6.125%, 2036             170,000           175,231
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village),
7.25%, 2034                                                                                               385,000           393,639
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    9,410,058
-----------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "B", 6.5%, 2013                                                      $   450,000    $      462,465
-----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012                    150,000           152,703
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031        1,000,000         1,116,290
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,731,458
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032                                 $   720,000    $      706,023
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032                                     615,000           639,057
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                                   300,000           319,032
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025                970,000         1,148,325
-----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                     1,000,000         1,008,930
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    3,821,367
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                           $ 4,500,000    $    4,717,125
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.95%, 2033                       885,000           876,026
-----------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                      1,000,000         1,078,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    6,671,651
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste                    $ 1,000,000    $    1,034,400
Management, Inc.), "A-2", 5.4%, 2025
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), 7.45%, 2017                       2,500,000         2,554,175
-----------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev.
(Waste Management, Inc.), 6.25%, 2027                                                                     500,000           532,100
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018             1,960,000         2,097,161
-----------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029           150,000           157,944
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029                   300,000           315,528
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                   1,950,000         2,056,431
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.),
5.2%, 2027                                                                                                665,000           670,978
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    9,418,717
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)                $ 3,000,000    $           30
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                       $   500,000    $      523,250
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                        500,000           513,565
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036            320,000           339,018
-----------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017           500,000           509,675
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019           11,545,000        11,917,326
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                            1,300,000         1,331,473
-----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)                 400,000           438,256
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                         550,000           580,113
-----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                    670,000           673,652
-----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                     4,620,000         4,762,758
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   21,589,086
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.),
5.75%, 2028                                                                                           $   260,000    $      265,785
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                          2,400,000         2,622,744
-----------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014                  1,400,000         1,477,476
-----------------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper Co.), 5.125%, 2018                         1,500,000         1,504,095
-----------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper Co.),
6.45%, 2019                                                                                             2,000,000         2,086,920
-----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026            1,500,000         1,521,735
-----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027              500,000           513,335
-----------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8%, 2014                                                                       900,000           932,904
-----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025           1,250,000         1,323,225
-----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.),
"A", 6.375%, 2019                                                                                         550,000           550,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   12,798,907
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                          $ 265,000    $      274,029
-----------------------------------------------------------------------------------------------------------------------------------
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)                185,000           182,205
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $      456,234
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                     $   300,000    $      324,858
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                         400,000           434,436
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                          520,000           535,704
-----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                                     2,000,000         2,097,640
-----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (n)                                        2,690,000         2,633,107
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev. (Empowerment Zone), "A",
AMBAC, 5%, 2034                                                                                           490,000           496,458
-----------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), "C",
5.125%, 2025                                                                                               65,000            63,896
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    6,586,099
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5%, 2035                                                                                         $   545,000    $      534,471
-----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5.1%, 2046                                                                                         1,270,000         1,242,530
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025            4,500,000         4,597,155
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (n)                                                  2,000,000         2,080,640
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                    1,000,000         1,008,780
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                      500,000           501,205
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039                1,465,000         1,485,012
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Housing Development Authority, GNMA, 5.2%, 2038                                                1,200,000         1,211,556
-----------------------------------------------------------------------------------------------------------------------------------
Munimae, TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (n)                                                  2,000,000         1,999,860
-----------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority (Port Authority - Newark Marine Terminal), MBIA, 5.5%, 2014 (c)           1,000,000         1,082,600
-----------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048                     305,000           299,376
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025          2,085,000         2,065,109
-----------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River Development Corp.),
4.75%, 2026                                                                                             1,465,000         1,452,328
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   19,560,622
-----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                   $   375,000    $      242,981
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                       550,000           333,449
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                     1,185,000           671,777
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                       300,000           159,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,407,489
-----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2019 (c)                                    $ 1,015,000    $    1,063,750
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev.,  "O ", 0%, 2009                                                                8,965,000         8,295,763
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev.,  "P ", 6.5%, 2022                                                              5,000,000         5,880,650
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Mass Sales Tax Rev.,  "A-2 ", 0%, 2028                       6,930,000         2,442,894
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                                     4,580,000         5,138,897
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                              3,340,000         3,467,521
-----------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL, Transportation Systems, "N", XLCA, 5%, 2022                                      5,000,000         5,179,400
-----------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second Lien Area B), 5%, 2020      2,165,000         2,223,845
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   33,692,720
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)                                  $ 2,510,000    $    2,967,573
-----------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev. "B", GNMA, 6.5%, 2022                                  126,000           128,163
-----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., "A", GNMA, 6.05%, 2032       2,030,000         2,139,316
-----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                                  385,000           391,399
-----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                                    35,000            35,103
-----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., "A", GNMA, 5.75%, 2044                             760,000           803,419
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "A", GNMA, 5.5%, 2043                                         2,500,000         2,626,750
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                             550,000           561,924
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                           40,000            40,470
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                              80,000            80,231
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 5.5%, 2038                                         1,500,000         1,581,570
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 5.75%, 2042                                        3,945,000         4,219,769
-----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                               320,000            81,782
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                                  85,000            84,795
-----------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                        200,000           205,104
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                              585,000           613,051
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                               710,000           712,705
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                                105,000           107,660
-----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA, 7%, 2031               25,000            24,936
-----------------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                               1,240,000         1,245,171
-----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3,
GNMA, 5.3%, 2028                                                                                          665,000           678,234
-----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub Series 3, GNMA, 6.5%, 2023           95,000            95,610
-----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub Series 3, GNMA, 5.4%, 2029          230,000           236,008
-----------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                                   150,000           150,324
-----------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., "A", GNMA, 5.5%, 2038                  3,500,000         3,657,325
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma County Home Finance Mortgage Backed, "N", GNMA, 5.4%, 2038                                       565,000           587,984
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., "A", GNMA, 5.4%, 2038         1,935,000         2,013,716
-----------------------------------------------------------------------------------------------------------------------------------
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities
(Mortgage Backed Project) "A", GNMA, 5.65%, 2038                                                        1,825,000         1,910,392
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                          335,000           337,988
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                       700,000           697,844
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                      1,000,000         1,062,940
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                       435,000           459,034
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                      2,650,000         2,871,646
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.45%, 2038                     4,765,000         4,985,095
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                    160,000           161,694
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                     840,000           900,992
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                      1,300,000         1,403,025
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 5.5%, 2037                    1,485,000         1,541,371
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037                     345,000           371,403
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027                    1,130,000         1,175,799
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036                    2,495,000         2,683,522
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                      625,000           674,025
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                     1,335,000         1,375,931
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                   1,070,000         1,132,435
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-3", GNMA, 5.25%, 2038                   2,000,000         2,009,120
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-4", GNMA, 5.55%, 2038                   2,000,000         2,112,440
-----------------------------------------------------------------------------------------------------------------------------------
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home Ownership Program), "A", GNMA,
5.25%, 2039                                                                                             1,200,000         1,240,476
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   55,177,264
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "B",
GNMA, 4.45%, 2034                                                                                     $   790,000    $      790,561
-----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                                    5,365,000         2,531,314
-----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                   2,515,000           828,441
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                                    205,000           208,469
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                                    140,000           140,224
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                                    45,000            45,030
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                                     305,000           313,439
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                                    260,000           276,286
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                               40,000            40,361
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                              16,000            16,187
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                       945,000           975,675
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                               95,000            97,459
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                              59,000            60,061
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                              85,000            86,221
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                              105,000           107,345
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                              690,000           707,167
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                         610,000           644,191
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 6.75%, 2021                                             170,000           178,301
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                                        75,000            76,867
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Housing Authority Rev. (Single Family), "C", 6.25%, 2037                                       1,985,000         2,122,005
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                           400,000           404,772
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                         590,000           606,768
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                   205,000           206,816
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                       685,000           688,473
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                                  2,115,000         2,157,427
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 7.45%, 2031                                                                                         115,000           118,038
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.35%, 2032                                                                                         165,000           166,036
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.85%, 2032                                                                                         370,000           390,117
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.75%, 2034                                                                                         360,000           373,385
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.7%, 2030                                                                                     785,000           792,834
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                                 500,000           516,315
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                           375,000           386,299
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                             280,000           288,445
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                             695,000           734,664
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                              265,000           265,480
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031                                              575,000           576,656
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                           1,330,000         1,358,755
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                      690,000           700,115
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "I", GNMA, 5.75%, 2038                                      2,000,000         2,123,500
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                      1,895,000         2,008,529
-----------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                                1,115,000         1,125,113
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C", GNMA, 5.9%, 2035           1,860,000         1,919,408
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                          135,000           136,346
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                                         340,000           341,782
-----------------------------------------------------------------------------------------------------------------------------------
Oregon Health & Community Services (Single Family Mortgage), "B", 6.25%, 2031                           2,450,000         2,619,614
-----------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA, 5.25%, 2039                       520,000           531,882
-----------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                          4,265,000         4,358,915
-----------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                                   1,350,000         1,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                         400,000           401,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   37,893,776
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                         $   500,000    $      500,000
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                                1,750,000         1,797,425
-----------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                                    805,000           804,026
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 6.7%, 2014                                                                                         3,100,000         3,321,898
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.6%, 2019                                                                                         1,000,000         1,023,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,446,579
-----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)                                        $ 4,000,000    $    4,188,000
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)                                           4,500,000         4,716,990
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021                           1,000,000         1,151,540
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                                        5,000,000         5,316,350
-----------------------------------------------------------------------------------------------------------------------------------
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                                           1,250,000         1,303,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   16,676,568
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 8.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                                $ 1,610,000    $    1,706,713
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                                  1,705,000         1,806,328
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                                    760,000           805,000
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "D", 6%, 2015                                     2,850,000         3,012,080
-----------------------------------------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)                                  2,750,000         2,944,068
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016 (u)                                     3,000,000         3,247,410
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                     2,500,000         2,712,750
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 6.825%, 2018 (p)                   16,250,000        19,295,900
-----------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)                                           1,000,000         1,073,140
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
0% to 2010, 4.55% to 2022                                                                               3,415,000         2,948,409
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", AMBAC,
0% to 2010, 4.6% to 2023                                                                                  995,000           857,750
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "A", 5%, 2045        2,475,000         2,497,547
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.5%, 2013 (c)                                                                                          5,000,000         5,390,850
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.375%, 2028 (c)                                                                                        1,500,000         1,561,845
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017                                      500,000           526,780
-----------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., State Supported Debt, Unrefunded, "A", 5.75%, 2010                15,000            15,323
-----------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional Facilities Service Contract C, AMBAC,
5.875%, 2009 (c)                                                                                        1,000,000         1,039,660
-----------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                         7,000,000         7,620,340
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)                               26,195,000        29,292,035
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                                 5,000,000         5,105,700
-----------------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department
of Transportation), 5.5%, 2014                                                                         10,000,000        10,062,300
-----------------------------------------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                                  525,000           590,426
-----------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher Education Financing, "A", 5.75%, 2019 (c)        2,295,000         2,384,735
-----------------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev., "A", AMBAC, 5.5%, 2012 (c)                        2,000,000         2,137,380
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  108,634,469
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                               $   650,000    $      677,281
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                             3,175,000         3,321,368
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                            3,500,000         3,665,165
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding Issue G, "A", MBIA, 6.1%, 2018                   460,000           468,482
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    8,132,296
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                             $    20,000    $       20,350
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                                  15,000            15,329
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                                  45,000            45,958
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                                  40,000            40,216
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                          3,640,000         3,851,812
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                                1,160,000         1,191,819
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                               2,090,000         2,218,619
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                                  930,000           970,223
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                               1,395,000         1,471,530
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, "A", 6%, 2009 (c)                2,000,000         2,107,240
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                           2,000,000         2,045,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   13,978,636
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                        $ 1,000,000    $    1,017,160
-----------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                                 150,000           149,529
-----------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development District, FL, Special Assessment, "B", 6.25%, 2009                  55,000            55,304
-----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                     660,000           673,292
-----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                     1,200,000         1,228,272
-----------------------------------------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, Special Assessment, "B", 5.125%, 2009                       135,000           134,622
-----------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                          175,000           174,626
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                               50,000            50,366
-----------------------------------------------------------------------------------------------------------------------------------
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025                                      2,000,000         2,074,420
-----------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010                   500,000           495,000
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment, "B", 5.625%, 2014                 935,000           939,853
-----------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, "B",
5%, 2009                                                                                                   30,000            29,890
-----------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                      105,000           105,377
-----------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016                  180,000           178,733
-----------------------------------------------------------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035                 120,000           120,595
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,427,039
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                          $ 2,865,000    $    3,017,762
-----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                                7,180,000         1,638,189
-----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                             14,000,000           966,560
-----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                              2,000,000            74,020
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                   1,260,000         1,333,634
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                           9,730,000           932,912
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", 6.25%, 2008 (c)         2,800,000         3,045,196
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"A-1", 5%, 2033                                                                                         1,450,000         1,405,094
-----------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                                                              85,000            85,075
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to 2007,
5.6% to 2034                                                                                            3,070,000         3,129,589
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                                 1,650,000         1,727,649
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2032 (c)                                          2,680,000         2,817,832
-----------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                  2,000,000         1,886,440
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Financing Corp.,  "A ", 0%, 2052                                        7,360,000           510,858
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2036                                                                      4,405,000           900,470
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2041                                                                      3,600,000           548,388
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                     2,000,000         2,122,700
-----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                       220,000           238,748
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   26,381,116
-----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2010 (c)                     $ 5,000,000    $    2,881,550
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2008 (c)                                            3,860,000         3,885,090
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA, 6.5%, 2016                                     235,000           265,762
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                          10,000,000        10,349,000
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev.' "C", ETM, MBIA, 6.5%, 2016 (c)                                         80,000            90,774
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B", AMBAC, 0%, 2018          2,000,000         1,143,180
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B", AMBAC, 0%, 2019          2,000,000         1,072,340
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Rev., CO, "C", 0%, 2016                                      1,000,000           887,260
-----------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2009 (c)                1,000,000           945,220
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   21,520,176
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                              $ 1,000,000    $    1,047,960
-----------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)                                         2,000,000         2,465,500
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                        5,000,000         5,126,300
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., "A", FSA, 5%, 2030                                     2,750,000         2,823,920
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)                                   5,600,000         5,915,448
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease "A",
FSA, 6%, 2009 (c)                                                                                       1,650,000         1,712,634
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)                               15,000,000        15,919,950
-----------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                           2,420,000         2,469,465
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", AMBAC, 5.25%, 2008 (c)                                         670,000           690,154
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                                             180,000           184,941
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", ETM, AMBAC, 5.25%, 2018 (c)                                  1,150,000         1,184,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   39,540,554
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University),
ASSD GTY, 4.75%, 2026                                                                                 $ 1,000,000    $    1,002,050
-----------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)                     1,000,000         1,096,170
-----------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028                           580,000           574,861
-----------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032                           400,000           392,656
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                                 740,000           763,673
-----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017               250,000           250,733
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University), "A ",
5.5%, 2038                                                                                                280,000           281,221
-----------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, "B",
AMBAC, 0%, 2027                                                                                         2,720,000         1,011,378
-----------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034           2,400,000         2,493,264
-----------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2032             4,610,000         1,320,212
-----------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2033             3,925,000         1,066,658
-----------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2034             5,130,000         1,322,668
-----------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                    150,000           153,138
-----------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                      350,000           359,065
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                              1,650,000         1,912,565
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                                  1,000,000         1,024,270
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College, "B", FSA, 5%, 2027                                                  5,000,000         5,152,800
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                       6,225,000         7,329,875
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "B",
6.625%, 2010 (c)                                                                                          450,000           483,012
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033                    2,000,000         2,087,580
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
6.25%, 2020 (u)                                                                                        16,820,000        20,064,914
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Vassar College), 4.25%, 2039                                         1,060,000           947,704
-----------------------------------------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018                    1,370,000         1,412,402
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Higher Educational Facilities Rev. (Mt. Union College Project), 5%, 2031                             700,000           713,440
-----------------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2009 (c)                                                                       500,000           529,135
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), "D",
XLCA, 5.5%, 2035                                                                                        9,140,000         9,793,876
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2024                                                                                              365,000           372,227
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2026                                                                                              375,000           378,608
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2027                                                                                              685,000           691,062
-----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University),
5.125%, 2036                                                                                              570,000           572,833
-----------------------------------------------------------------------------------------------------------------------------------
San Mateo County, CA (Community College District, 2005 Election), "A", MBIA, 0%, 2026                   5,100,000         2,048,058
-----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)         500,000           535,180
-----------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026               1,000,000         1,257,920
-----------------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)                                           1,000,000         1,058,670
-----------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                   810,000           832,939
-----------------------------------------------------------------------------------------------------------------------------------
University of California Regent,  "A ", 4.5%, 2037                                                      8,545,000         8,036,829
-----------------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev., "A", FGIC, 5.5%, 2012 (c)                                3,500,000         3,738,560
-----------------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010 (c)                                                           500,000           524,875
-----------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018                                       435,000           471,823
-----------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023                                    520,000           563,425
-----------------------------------------------------------------------------------------------------------------------------------
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2027                                  1,000,000         1,004,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   85,626,829
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University),
"A ", 5.4%, 2027                                                                                      $   245,000    $      246,076
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Lancer Educational Student
Housing Project), 5.625%, 2033                                                                            240,000           240,917
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A", 6%, 2021               1,000,000         1,054,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,541,173
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                        $   500,000    $      575,695
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                               3,500,000         3,650,535
-----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                                  1,500,000         1,571,730
-----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019                                1,000,000         1,043,640
-----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029                                1,000,000         1,047,420
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy),
5.5%, 2038                                                                                                100,000            99,851
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                      400,000           428,216
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                          140,000           142,653
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), "C",
6.75%, 2031                                                                                               490,000           515,240
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    9,074,980
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010        $   455,000    $      466,853
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution Control Rev.
(Tucson Electric Power Co.), 5.875%, 2033                                                             $ 1,000,000    $    1,001,890
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co.), "C", 5.75%, 2036                   120,000           122,470
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.
(Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                                         1,600,000         1,682,864
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.),
5.85%, 2028                                                                                             1,000,000         1,036,540
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022                        1,000,000         1,015,210
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                       565,000           574,701
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022                       500,000           503,710
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                     4,880,000         4,916,210
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                            2,285,000         2,291,649
-----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL Electric
Utilities Corp.), "A", FGIC, 4.7%, 2029                                                                 1,500,000         1,499,910
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                                750,000           769,718
-----------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017            700,000           753,151
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                       3,000,000         3,095,220
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.9%, 2016                                                                 4,000,000         4,061,160
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.9%, 2018                                                                 1,000,000         1,036,270
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), "A",
6.1%, 2025                                                                                              2,000,000         2,004,340
-----------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033                                    350,000           356,612
-----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                                   1,500,000         1,530,870
-----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) "A", 5.5%, 2022                     500,000           507,825
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                     1,665,000         1,667,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   30,427,385
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 11.6%
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                                  $ 1,500,000    $    1,657,800
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                                    2,500,000         2,811,950
-----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "A", 5.125%, 2012 (c)                        750,000           796,560
-----------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                        1,410,000         1,458,828
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)                                    145,000           166,805
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                                      8,000,000         9,214,480
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)                               365,000           419,925
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016                                     2,000,000         2,311,000
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                                       7,350,000         8,632,869
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii Department of Budget & Finance Rev., "B" (Electric Co. & Subsidiary), XLCA, 5%, 2022             4,000,000         4,073,560
-----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009 (c)                                                9,000,000         9,372,330
-----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014 (c)                                              28,220,000        28,664,183
-----------------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013                  4,000,000         4,441,200
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                            9,250,000        10,944,970
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                              2,250,000         2,387,520
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019 (u)                     7,000,000        10,509,900
-----------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                                 4,000,000         4,492,080
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                                 4,150,000         4,901,524
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, FSA, 5.25%, 2008 (c)(u)                                           5,000,000         5,147,850
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, FSA, 5.25%, 2008 (c)(u)                                           6,000,000         6,177,420
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., MBIA, 5%, 2019                                               3,190,000         3,397,478
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                          1,000,000         1,032,400
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                         8,500,000         8,724,145
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2013 (c)                   4,200,000         4,437,720
-----------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2007 (c)                  8,000,000         8,160,000
-----------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                           5,145,000         6,227,714
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  150,562,211
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 7.005%, 2016 (n)(v)                                $ 1,000,000    $    1,171,410
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                                           1,170,000         1,250,894
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                       1,000,000         1,069,140
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                       1,055,000         1,127,943
-----------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                      140,000           140,753
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)                                            5,965,000         6,955,727
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, "N",
FSA, 5%, 2030                                                                                             490,000           505,190
-----------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, 5%, 2016                                                               430,000           438,763
-----------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, ETM, 5%, 2016 (c)                                                      570,000           582,306
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022                                     2,000,000         2,015,380
-----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                   1,175,000         1,231,318
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                           500,000           499,195
-----------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)                                2,210,000         2,369,650
-----------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                          520,000           562,006
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   19,919,675
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $1,362,813,939
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.82%, due 7/02/07                    $ 8,300,000    $    8,300,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $1,371,113,939
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.0)%                                                                                 (77,570,099)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $1,293,543,840
-----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,362,813,939 and 99.39% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,382,356, representing 0.6% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
COP       Certificate of Participation
ETM       Escrowed to Maturity
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
-------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASSD GTY  Assured Guaranty Insurance Co.
CIFG      CDC IXIS Financial Guaranty
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
XLCA      XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $1,233,365,201
                                                                            ==============
Gross unrealized appreciation                                               $   68,926,817
Gross unrealized depreciation                                                   (7,186,807)
                                                                            --------------
      Net unrealized appreciation (depreciation)                            $   61,740,010
                                                                            ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 6/30/07

                                                                                                                     UNREALIZED
               NOTIONAL                                                     CASH FLOWS             CASH FLOWS       APPRECIATION
EXPIRATION      AMOUNT                     COUNTERPARTY                     TO RECEIVE               TO PAY        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 12/1/07   USD   6,000,000    Merrill Lynch Capital Services           7 - Day BMA            2.795% (fixed rate)    $ 151,151
10/17/17   USD     750,000    Citibank                                 7 - Day BMA            3.714% (fixed rate)       72,149
11/21/27   USD   5,000,000    Morgan Stanley Capital Services, Inc.    5.542% (fixed rate)    3 month LIBOR           (540,408)
                                                                                                                     ---------
                                                                                                                     $(317,108)
                                                                                                                     =========

At June 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------

*  Print name and title of each signing officer under his or her signature.